UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805738.104

ADGF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.2%
Harley-Davidson, Inc.	73,900	$ 2,940
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	226,000	3,659
Media - 6.8%
CC Media Holdings, Inc. Class A (a)	200,000	2,150
Omnicom Group, Inc.	499,650	21,180
Time Warner, Inc.	5,722,000	93,669
Virgin Media, Inc.	285,900	3,259
		120,258
Multiline Retail - 2.0%
Kohl's Corp. (a)	285,000	14,013
Target Corp.	421,636	22,355
		36,368
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	108,900	5,712
Home Depot, Inc.	645,007	17,493
Lowe's Companies, Inc.	705,000	17,371
Sherwin-Williams Co.	16,170	947
Staples, Inc.	450,018	10,890
		52,413
Textiles, Apparel & Luxury Goods - 0.2%
The Swatch Group AG (Bearer)	15,061	3,556
TOTAL CONSUMER DISCRETIONARY		219,194
CONSUMER STAPLES - 5.5%
Beverages - 1.3%
PepsiCo, Inc.	178,300	12,210
The Coca-Cola Co.	219,900	11,450
		23,660
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	809,591	29,631
Sysco Corp.	297,000	9,454
Wal-Mart Stores, Inc.	257,453	15,208
		54,293
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.1%
Kimberly-Clark Corp.	105,300	$ 6,495
Procter & Gamble Co.	175,800	12,266
		18,761
TOTAL CONSUMER STAPLES		96,714
ENERGY - 10.3%
Energy Equipment & Services - 2.9%
BJ Services Co.	303,100	8,138
Diamond Offshore Drilling, Inc.	39,920	4,388
Halliburton Co.	205,800	9,043
Nabors Industries Ltd. (a)	654,786	23,310
Transocean, Inc. (a)	51,107	6,501
		51,380
Oil, Gas & Consumable Fuels - 7.4%
Boardwalk Pipeline Partners, LP	321,500	7,899
Chesapeake Energy Corp.	332,700	16,103
ConocoPhillips	919,675	75,882
Copano Energy LLC	112,000	3,543
Denbury Resources, Inc. (a)	34,200	851
Energy Transfer Equity LP	67,500	1,947
Quicksilver Resources, Inc. (a)	103,000	2,492
Ultra Petroleum Corp. (a)	124,800	8,505
Valero Energy Corp.	421,055	14,636
		131,858
TOTAL ENERGY		183,238
FINANCIALS - 14.9%
Capital Markets - 3.0%
Bank of New York Mellon Corp.	271,772	9,406
Credit Suisse Group sponsored ADR	130,500	6,053
Franklin Resources, Inc.	96,700	10,105
Lehman Brothers Holdings, Inc.	86,000	1,384
Merrill Lynch & Co., Inc.	486,700	13,798
Morgan Stanley	301,400	12,306
		53,052
Commercial Banks - 4.5%
Fifth Third Bancorp	300,000	4,734
PNC Financial Services Group, Inc.	469,296	33,766
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	70,700	$ 2,962
Wachovia Corp. (d)	2,392,740	38,021
		79,483
Consumer Finance - 0.5%
American Express Co.	197,700	7,845
Diversified Financial Services - 2.3%
Bank of America Corp.	1,085,339	33,797
CIT Group, Inc.	343,600	3,543
JPMorgan Chase & Co.	104,000	4,003
		41,343
Insurance - 4.4%
American International Group, Inc.	1,367,192	29,381
Hartford Financial Services Group, Inc.	598,700	37,766
MetLife, Inc.	127,500	6,911
Prudential Financial, Inc.	57,600	4,246
		78,304
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	135,900	930
Washington Mutual, Inc.	685,671	2,777
		3,707
TOTAL FINANCIALS		263,734
HEALTH CARE - 19.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	261,900	16,460
Biogen Idec, Inc. (a)	205,400	10,461
		26,921
Health Care Equipment & Supplies - 0.2%
Sonova Holding AG	43,053	3,128
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	1,721,305	94,631
UnitedHealth Group, Inc.	223,600	6,809
		101,440
Pharmaceuticals - 11.8%
Allergan, Inc.	42,000	2,347
Eli Lilly & Co.	140,200	6,540
Johnson & Johnson	1,185,468	83,493
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	595,395	$ 21,238
Pfizer, Inc.	1,771,000	33,844
Schering-Plough Corp.	547,270	10,617
Wyeth	1,181,500	51,135
		209,214
TOTAL HEALTH CARE		340,703
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	375,000	18,814
Raytheon Co.	319,400	19,161
The Boeing Co.	139,800	9,165
		47,140
Air Freight & Logistics - 1.4%
FedEx Corp.	136,200	11,280
United Parcel Service, Inc. Class B	209,210	13,415
		24,695
Airlines - 1.4%
AMR Corp. (a)(d)	1,175,700	12,145
Delta Air Lines, Inc. (a)	781,000	6,350
Northwest Airlines Corp. (a)	736,000	7,198
		25,693
Electrical Equipment - 1.4%
Cooper Industries Ltd. Class A	519,127	24,731
Industrial Conglomerates - 0.3%
Tyco International Ltd.	124,000	5,317
Machinery - 1.4%
Illinois Tool Works, Inc.	353,426	17,533
Ingersoll-Rand Co. Ltd. Class A	210,100	7,759
		25,292
TOTAL INDUSTRIALS		152,868
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 6.4%
Cisco Systems, Inc. (a)	2,921,400	70,260
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc.	240,000	$ 4,930
Motorola, Inc.	4,062,089	38,265
		113,455
Electronic Equipment & Instruments - 1.1%
Tyco Electronics Ltd.	586,077	19,288
IT Services - 4.0%
Accenture Ltd. Class A	1,166,140	48,232
The Western Union Co.	805,706	22,254
		70,486
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	354,000	9,898
Applied Materials, Inc.	722,900	12,954
Cymer, Inc. (a)	100,000	2,994
Lam Research Corp. (a)	312,607	11,491
Linear Technology Corp.	246,281	8,039
National Semiconductor Corp.	237,023	5,079
Novellus Systems, Inc. (a)	350,000	7,935
Texas Instruments, Inc.	100,000	2,451
		60,841
Software - 5.6%
McAfee, Inc. (a)	71,300	2,821
Microsoft Corp.	2,457,023	67,052
Oracle Corp. (a)	1,287,800	28,241
		98,114
TOTAL INFORMATION TECHNOLOGY		362,184
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	37,800	3,376
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	1,519,516	48,609
Qwest Communications International, Inc. (d)	5,009,043	18,934
Verizon Communications, Inc.	794,528	27,904
		95,447
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	40,000	$ 1,871
TOTAL COMMON STOCKS (Cost $1,727,426)		1,719,329
Corporate Bonds - 0.4%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	1,648
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 4.5% 2/15/24	3,370	3,130
TOTAL CONVERTIBLE BONDS		4,778
Nonconvertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	3,660	2,800
TOTAL CORPORATE BONDS (Cost $8,292)		7,578
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	47,260,380	47,260
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	43,423,850	43,424
TOTAL MONEY MARKET FUNDS (Cost $90,684)		90,684
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,826,402)		1,817,591
NET OTHER ASSETS - (2.6)%		(46,296)
NET ASSETS - 100%		$ 1,771,295
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,308
Fidelity Securities Lending Cash Central Fund	47
Total	$ 1,355
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,817,591	$ 1,810,013	$ 7,578	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,834,630,000. Net unrealized depreciation aggregated $17,039,000, of which $192,028,000 related to appreciated investment securities and $209,067,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805756.104

ARG-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.6%
Fiat SpA	318,293	$ 4,942,814
Diversified Consumer Services - 0.6%
ITT Educational Services, Inc. (a)	52,840	4,698,004
Hotels, Restaurants & Leisure - 1.3%
Accor SA	89,383	5,933,198
Paddy Power PLC (Ireland)	178,300	4,179,684
Penn National Gaming, Inc. (a)	39,317	1,329,701
		11,442,583
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	21,900	2,036,262
Media - 7.7%
Mediacom Communications Corp. Class A (a)	386,164	3,243,778
The Walt Disney Co.	1,918,200	62,053,768
Virgin Media, Inc.	141,400	1,611,960
		66,909,506
Multiline Retail - 0.3%
Saks, Inc. (a)(d)	243,447	2,775,296
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	61,225	6,960,670
TOTAL CONSUMER DISCRETIONARY		99,765,135
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	251,100	14,832,477
Walgreen Co.	76,100	2,772,323
		17,604,800
Food Products - 0.2%
Parmalat SpA	435,100	1,203,139
TOTAL CONSUMER STAPLES		18,807,939
ENERGY - 9.2%
Energy Equipment & Services - 4.5%
BJ Services Co.	430,022	11,546,091
Cameron International Corp. (a)	59,880	2,789,809
FMC Technologies, Inc. (a)	70,700	3,786,692
National Oilwell Varco, Inc. (a)	92,500	6,820,025
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd. (a)	190,342	$ 7,343,394
Willbros Group, Inc. (a)	162,180	6,715,874
		39,001,885
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp.	337,700	16,344,680
Hess Corp.	113,300	11,863,643
Petrobank Energy & Resources Ltd. (a)	66,400	2,932,492
Petroleo Brasileiro SA - Petrobras sponsored ADR	72,925	3,846,065
XTO Energy, Inc.	120,868	6,092,956
		41,079,836
TOTAL ENERGY		80,081,721
FINANCIALS - 5.7%
Capital Markets - 1.4%
Janus Capital Group, Inc.	142,376	3,839,881
T. Rowe Price Group, Inc.	142,877	8,481,179
		12,321,060
Diversified Financial Services - 3.0%
BM&F BOVESPA SA	471,151	3,607,340
CME Group, Inc.	68,106	22,841,390
		26,448,730
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	833,608	10,895,257
TOTAL FINANCIALS		49,665,047
HEALTH CARE - 10.4%
Biotechnology - 3.7%
Biogen Idec, Inc. (a)	639,061	32,547,377
Health Care Providers & Services - 1.0%
VCA Antech, Inc. (a)	289,662	8,904,210
Life Sciences Tools & Services - 0.6%
Techne Corp. (a)	64,902	5,008,487
Pharmaceuticals - 5.1%
Allergan, Inc.	354,308	19,795,188
Bristol-Myers Squibb Co.	80,900	1,726,406
Elan Corp. PLC sponsored ADR (a)	629,400	8,427,666
Johnson & Johnson	157,968	11,125,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)	125,278	$ 684,018
Schering-Plough Corp.	130,600	2,533,640
		44,292,604
TOTAL HEALTH CARE		90,752,678
INDUSTRIALS - 20.4%
Airlines - 6.2%
AMR Corp. (a)(d)	1,863,432	19,249,253
Continental Airlines, Inc. Class B (a)	785,021	12,756,591
Ryanair Holdings PLC sponsored ADR (a)(d)	274,418	6,245,754
UAL Corp.	666,771	7,407,826
US Airways Group, Inc. (a)	903,100	7,667,319
		53,326,743
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	132,400	5,826,924
Electrical Equipment - 3.5%
Alstom SA	254,852	26,035,272
Sunpower Corp. Class A (a)	38,109	3,717,533
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	19,550	934,686
		30,687,491
Machinery - 3.3%
Cummins, Inc.	221,634	14,441,671
Deere & Co.	205,680	14,514,838
		28,956,509
Marine - 1.3%
DryShips, Inc.	92,400	6,785,856
Genco Shipping & Trading Ltd. (d)	65,000	4,078,100
		10,863,956
Road & Rail - 5.4%
America Latina Logistica SA unit	295,500	3,370,150
Norfolk Southern Corp.	308,900	22,713,417
Union Pacific Corp.	251,500	21,100,850
		47,184,417
TOTAL INDUSTRIALS		176,846,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.7%
Juniper Networks, Inc. (a)	76,100	$ 1,955,770
QUALCOMM, Inc.	250,200	13,173,030
		15,128,800
Electronic Equipment & Instruments - 0.6%
Ingram Micro, Inc. Class A (a)	253,325	4,790,376
Internet Software & Services - 0.6%
DealerTrack Holdings, Inc. (a)	295,395	5,444,130
IT Services - 0.2%
Redecard SA	89,100	1,619,106
Semiconductors & Semiconductor Equipment - 6.5%
Altera Corp.	120,071	2,718,407
Applied Materials, Inc.	1,112,700	19,939,584
ASML Holding NV (NY Shares)	195,700	4,628,305
KLA-Tencor Corp.	239,429	8,873,239
Kulicke & Soffa Industries, Inc. (a)	278,266	1,430,287
Lam Research Corp. (a)	264,580	9,725,961
Micron Technology, Inc. (a)	585,800	2,483,792
Novellus Systems, Inc. (a)	168,700	3,824,429
Skyworks Solutions, Inc. (a)	184,900	1,793,530
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	131,813	1,279,904
		56,697,438
Software - 2.4%
Adobe Systems, Inc. (a)	179,600	7,692,268
Ansys, Inc. (a)	59,781	2,651,287
Autodesk, Inc. (a)	87,000	3,091,110
Oracle Corp. (a)	315,400	6,916,722
		20,351,387
TOTAL INFORMATION TECHNOLOGY		104,031,237
MATERIALS - 12.0%
Chemicals - 10.4%
FMC Corp.	243,654	17,918,315
Monsanto Co.	362,496	41,415,168
Potash Corp. of Saskatchewan, Inc.	43,900	7,621,040
Syngenta AG sponsored ADR	122,100	6,554,328
The Mosaic Co.	152,983	16,329,405
		89,838,256
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd.	65,000	$ 3,730,637
Barrick Gold Corp.	38,100	1,325,670
Freeport-McMoRan Copper & Gold, Inc. Class B	27,200	2,429,504
Newmont Mining Corp.	81,600	3,680,160
United States Steel Corp.	21,800	2,900,926
		14,066,897
TOTAL MATERIALS		103,905,153
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
Cbeyond, Inc. (a)	292,811	4,957,290
Qwest Communications International, Inc. (d)	4,319,200	16,326,576
		21,283,866
Wireless Telecommunication Services - 0.4%
Centennial Communications Corp. Class A (a)	468,135	3,567,189
TOTAL TELECOMMUNICATION SERVICES		24,851,055
TOTAL COMMON STOCKS (Cost $846,672,349)		748,706,005
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 1,320,000	19,800
7.9% 12/15/09 (a)	350,000	4,375
8.3% 12/15/29 (a)	3,740,000	46,750
9% 5/15/16 (a)	433,000	6,495
9.75% 5/15/21 (a)	230,000	3,450
10% 8/15/08 (a)	700,000	8,750
10.375% 2/1/11 (a)	350,000	5,250
		94,870
TOTAL NONCONVERTIBLE BONDS (Cost $208,274)		94,870
Money Market Funds - 19.6%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	125,323,589	$ 125,323,589
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	45,202,550	45,202,550
TOTAL MONEY MARKET FUNDS (Cost $170,526,139)		170,526,139
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $1,017,406,762)		919,327,014
NET OTHER ASSETS - (5.9)%		(51,363,339)
NET ASSETS - 100%		$ 867,963,675
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,200,020
Fidelity Securities Lending Cash Central Fund	312,775
Total	$ 2,512,795
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 919,327,014	$ 919,232,144	$ 81,745	$ 13,125
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 68,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(55,125)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,125

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,019,654,736. Net unrealized depreciation aggregated $100,327,722, of which $53,928,303 related to appreciated investment securities and $154,256,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805739.104

EPG-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 0.1%
Harley-Davidson, Inc.	120,800	$ 4,805
Diversified Consumer Services - 0.8%
Strayer Education, Inc.	203,804	42,766
Hotels, Restaurants & Leisure - 0.9%
BJ's Restaurants, Inc. (a)	137,008	1,595
McDonald's Corp.	667,224	41,401
		42,996
Leisure Equipment & Products - 0.9%
Nikon Corp.	1,352,000	43,883
Media - 0.9%
Focus Media Holding Ltd. ADR (a)	357,100	11,684
National CineMedia, Inc.	659,714	7,382
The DIRECTV Group, Inc. (a)	893,500	25,206
		44,272
Specialty Retail - 0.3%
DSW, Inc. Class A (a)(d)	937,317	13,619
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. (a)(d)	481,689	9,330
Polo Ralph Lauren Corp. Class A	2,200	167
		9,497
TOTAL CONSUMER DISCRETIONARY		201,838
CONSUMER STAPLES - 7.1%
Beverages - 1.0%
The Coca-Cola Co.	898,959	46,809
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	2,779,015	101,712
Whole Foods Market, Inc. (d)	1,054,887	19,315
		121,027
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	190,236	6,942
Nestle SA sponsored ADR	1,774,500	78,451
		85,393
Household Products - 1.9%
Procter & Gamble Co.	1,346,683	93,958
TOTAL CONSUMER STAPLES		347,187
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.9%
Energy Equipment & Services - 3.5%
ENSCO International, Inc.	189,800	$ 12,865
FMC Technologies, Inc. (a)	153,850	8,240
National Oilwell Varco, Inc. (a)	662,352	48,835
Schlumberger Ltd. (NY Shares)	257,600	24,271
Smith International, Inc.	560,616	39,075
Transocean, Inc. (a)	300,300	38,198
		171,484
Oil, Gas & Consumable Fuels - 8.4%
Chesapeake Energy Corp.	853,417	41,305
Denbury Resources, Inc. (a)	3,281,823	81,685
EOG Resources, Inc.	124,100	12,959
Galp Energia SGPS SA Class B	863,959	17,401
OAO Gazprom sponsored ADR	773,125	30,036
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,280,600	67,539
Plains Exploration & Production Co. (a)	228,500	12,316
Reliance Industries Ltd.	267,954	13,048
Southwestern Energy Co. (a)	1,754,954	67,338
Ultra Petroleum Corp. (a)	839,182	57,190
Williams Companies, Inc.	217,417	6,716
		407,533
TOTAL ENERGY		579,017
FINANCIALS - 10.2%
Capital Markets - 1.8%
Charles Schwab Corp.	2,075,228	49,785
Franklin Resources, Inc.	221,626	23,160
JMP Group, Inc.	82,700	496
State Street Corp.	189,400	12,817
		86,258
Commercial Banks - 0.8%
Wachovia Corp.	2,269,500	36,062
Wells Fargo & Co.	181,400	5,491
		41,553
Diversified Financial Services - 1.2%
Bank of America Corp.	595,400	18,541
KKR Financial Holdings LLC	2,718,835	25,503
MSCI, Inc. Class A	474,210	14,155
		58,199
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.2%
AFLAC, Inc.	324,100	$ 18,376
Berkshire Hathaway, Inc. Class B (a)	47,846	186,694
		205,070
Real Estate Investment Trusts - 2.2%
Annaly Capital Management, Inc.	5,148,006	77,014
CapitalSource, Inc. (d)	1,137,468	14,309
MFA Mortgage Investments, Inc.	2,398,377	16,309
		107,632
TOTAL FINANCIALS		498,712
HEALTH CARE - 16.3%
Biotechnology - 5.8%
Amgen, Inc. (a)	707,900	44,492
Biogen Idec, Inc. (a)	1,051,010	53,528
CSL Ltd.	2,549,795	89,864
Genentech, Inc. (a)	612,856	60,520
Gilead Sciences, Inc. (a)	679,282	35,785
		284,189
Health Care Equipment & Supplies - 4.2%
Alcon, Inc.	165,000	28,098
Baxter International, Inc.	773,946	52,443
C.R. Bard, Inc.	247,900	23,166
China Medical Technologies, Inc. sponsored ADR (d)	429,000	19,708
Cochlear Ltd.	66,942	3,164
Covidien Ltd.	611,590	33,069
DENTSPLY International, Inc.	629,886	24,685
Integra LifeSciences Holdings Corp. (a)	100,300	4,864
Mindray Medical International Ltd. sponsored ADR	444,648	17,292
		206,489
Health Care Providers & Services - 3.6%
Genoptix, Inc.	87,694	3,069
Henry Schein, Inc. (a)	688,409	40,258
Medco Health Solutions, Inc. (a)	2,815,469	131,905
		175,232
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	181,976	11,939
Covance, Inc. (a)	453,137	42,749
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	263,470	$ 10,750
Thermo Fisher Scientific, Inc. (a)	40,294	2,440
		67,878
Pharmaceuticals - 1.3%
Novo Nordisk AS Series B	489,980	27,613
Pronova BioPharma ASA	287,000	1,191
Teva Pharmaceutical Industries Ltd. sponsored ADR	721,535	34,157
		62,961
TOTAL HEALTH CARE		796,749
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
General Dynamics Corp.	308,000	28,428
Rockwell Collins, Inc.	816,619	42,946
		71,374
Commercial Services & Supplies - 0.7%
Corrections Corp. of America (a)	564,961	15,028
Republic Services, Inc.	493,468	16,220
Robert Half International, Inc.	202,800	5,192
		36,440
Construction & Engineering - 0.1%
Shaw Group, Inc. (a)	97,200	4,815
Electrical Equipment - 2.2%
Alstom SA	356,746	36,445
SMA Solar Technology AG	62,700	5,516
Spire Corp. (a)	41,103	457
Vestas Wind Systems AS (a)	471,500	64,180
		106,598
Industrial Conglomerates - 0.5%
Global Consumer Acquisition Corp. unit	395,600	3,837
McDermott International, Inc. (a)	665,387	23,109
		26,946
Machinery - 0.8%
Danaher Corp.	365,800	29,838
Hansen Transmission International NV	1,945,290	9,926
		39,764
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co.	159,057	$ 8,260
TOTAL INDUSTRIALS		294,197
INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 10.2%
Cisco Systems, Inc. (a)	4,897,300	117,780
Juniper Networks, Inc. (a)	3,572,546	91,814
Nokia Corp. sponsored ADR	4,731,327	119,088
QUALCOMM, Inc.	2,334,447	122,909
Research In Motion Ltd. (a)	389,900	47,412
		499,003
Computers & Peripherals - 3.6%
Apple, Inc. (a)	599,931	101,706
SanDisk Corp. (a)(d)	5,014,792	72,514
		174,220
Electronic Equipment & Instruments - 1.6%
Amphenol Corp. Class A	1,139,836	54,165
Itron, Inc. (a)	205,298	21,265
		75,430
Internet Software & Services - 3.7%
Baidu.com, Inc. sponsored ADR (a)	60,704	19,044
Google, Inc. Class A (sub. vtg.) (a)	160,312	74,271
The Knot, Inc. (a)(d)	770,585	7,020
VeriSign, Inc. (a)	2,574,128	82,295
		182,630
IT Services - 7.4%
Cognizant Technology Solutions Corp. Class A (a)	1,932,238	56,653
ExlService Holdings, Inc. (a)	695,159	7,577
Infosys Technologies Ltd.	787,211	31,386
Infosys Technologies Ltd. sponsored ADR (d)	814,400	33,618
The Western Union Co.	3,409,480	94,170
Visa, Inc.	1,677,711	127,338
WNS Holdings Ltd. ADR (a)	713,500	9,696
		360,438
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	8,321,161	149,115
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	632,600	$ 14,961
Microchip Technology, Inc. (d)	562,200	17,996
		182,072
Software - 1.4%
Autonomy Corp. PLC (a)	1,277,134	26,766
Symantec Corp. (a)	260,000	5,801
Ubisoft Entertainment SA (a)	151,590	14,216
VMware, Inc. Class A	472,760	18,769
		65,552
TOTAL INFORMATION TECHNOLOGY		1,539,345
MATERIALS - 9.2%
Chemicals - 6.0%
CF Industries Holdings, Inc.	173,434	26,431
FMC Corp.	367,073	26,995
Israel Chemicals Ltd.	1,172,100	19,622
Monsanto Co.	568,558	64,958
Novozymes AS Series B	169,825	17,070
The Mosaic Co.	1,278,488	136,466
		291,542
Metals & Mining - 3.2%
ArcelorMittal SA (NY Shares) Class A (d)	704,900	55,419
Compass Minerals International, Inc.	1,180,970	81,806
Evraz Group SA GDR	273,336	20,637
		157,862
TOTAL MATERIALS		449,404
UTILITIES - 2.3%
Electric Utilities - 1.9%
Entergy Corp.	387,775	40,092
Exelon Corp.	660,200	50,149
		90,241
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	309,799	$ 20,667
TOTAL UTILITIES		110,908
TOTAL COMMON STOCKS (Cost $4,939,103)		4,817,357
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 2.31% (b)	81,001,102	81,001
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	107,139,725	107,140
TOTAL MONEY MARKET FUNDS (Cost $188,141)		188,141
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $5,127,244)		5,005,498
NET OTHER ASSETS - (2.6)%		(126,547)
NET ASSETS - 100%		$ 4,878,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,556
Fidelity Securities Lending Cash Central Fund	1,511
Total	$ 3,067
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,005,498	$ 4,961,615	$ 43,883	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,137,884,000. Net unrealized depreciation aggregated $132,386,000, of which $358,052,000 related to appreciated investment securities and $490,438,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805771.104

EPI-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. (a)	1,200,000	$ 18,672
Household Durables - 1.9%
Toll Brothers, Inc. (a)(d)	3,100,000	77,128
Whirlpool Corp.	360,000	29,290
		106,418
Media - 2.6%
Interpublic Group of Companies, Inc. (a)	4,000,000	37,600
McGraw-Hill Companies, Inc.	680,000	29,131
The Walt Disney Co.	800,000	25,880
Time Warner, Inc.	3,000,000	49,110
		141,721
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A (d)	560,000	29,372
Big 5 Sporting Goods Corp. (e)	1,300,000	11,674
Home Depot, Inc.	1,500,000	40,680
		81,726
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	660,000	19,133
TOTAL CONSUMER DISCRETIONARY		367,670
CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	560,000	20,496
Wal-Mart Stores, Inc.	880,000	51,982
		72,478
Food Products - 2.0%
General Mills, Inc.	660,000	43,679
Hershey Co. (d)	1,900,000	68,571
		112,250
Household Products - 3.3%
Clorox Co. (d)	1,800,000	106,380
Kimberly-Clark Corp.	1,200,000	74,016
		180,396
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	580,000	28,867
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.	920,000	$ 19,348
TOTAL CONSUMER STAPLES		413,339
ENERGY - 15.2%
Energy Equipment & Services - 4.2%
Halliburton Co.	2,500,000	109,850
National Oilwell Varco, Inc. (a)	1,160,000	85,527
Schlumberger Ltd. (NY Shares)	400,000	37,688
		233,065
Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	400,000	45,752
Chevron Corp.	2,500,000	215,800
ConocoPhillips	1,400,000	115,514
Exxon Mobil Corp.	2,500,000	200,025
Valero Energy Corp.	740,000	25,722
		602,813
TOTAL ENERGY		835,878
FINANCIALS - 26.0%
Capital Markets - 8.2%
Franklin Resources, Inc.	2,000,000	209,000
Goldman Sachs Group, Inc.	100,000	16,397
Morgan Stanley	1,400,000	57,162
Northern Trust Corp.	340,000	27,333
State Street Corp.	1,400,000	94,738
T. Rowe Price Group, Inc.	740,000	43,926
		448,556
Commercial Banks - 5.6%
PNC Financial Services Group, Inc.	960,000	69,072
U.S. Bancorp, Delaware	1,400,000	44,604
Wachovia Corp. (d)	8,100,000	128,709
Wells Fargo & Co.	2,200,000	66,594
		308,979
Diversified Financial Services - 6.7%
Bank of America Corp.	5,800,000	180,612
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. (d)	4,300,000	$ 81,657
JPMorgan Chase & Co.	2,700,000	103,923
		366,192
Insurance - 4.6%
AFLAC, Inc.	460,000	26,082
American International Group, Inc.	2,600,000	55,874
Hartford Financial Services Group, Inc.	420,000	26,494
Marsh & McLennan Companies, Inc. (d)	1,800,000	57,474
MetLife, Inc.	1,000,000	54,200
Prudential Financial, Inc.	400,000	29,484
		249,608
Real Estate Investment Trusts - 0.5%
General Growth Properties, Inc.	1,100,000	28,523
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	1,700,000	22,219
TOTAL FINANCIALS		1,424,077
HEALTH CARE - 10.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	560,000	35,196
Health Care Equipment & Supplies - 4.9%
Baxter International, Inc.	900,000	60,984
Becton, Dickinson & Co.	380,000	33,204
Covidien Ltd.	2,400,000	129,768
Medtronic, Inc.	820,000	44,772
		268,728
Health Care Providers & Services - 0.6%
Medco Health Solutions, Inc. (a)	640,000	29,984
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	1,200,000	25,608
Johnson & Johnson	1,410,000	99,306
Merck & Co., Inc.	1,300,000	46,371
Pfizer, Inc.	900,000	17,199
Wyeth	960,000	41,549
		230,033
TOTAL HEALTH CARE		563,941
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.6%
General Dynamics Corp.	280,000	$ 25,844
Honeywell International, Inc.	660,000	33,112
Lockheed Martin Corp.	260,000	30,274
Raytheon Co.	480,000	28,795
The Boeing Co.	360,000	23,602
United Technologies Corp.	820,000	53,784
		195,411
Air Freight & Logistics - 1.8%
United Parcel Service, Inc. Class B	1,500,000	96,180
Airlines - 0.5%
AMR Corp. (a)	2,500,000	25,825
Construction & Engineering - 0.9%
KBR, Inc.	1,200,000	29,460
URS Corp. (a)	439,000	21,054
		50,514
Electrical Equipment - 1.0%
Emerson Electric Co.	600,000	28,080
Roper Industries, Inc.	440,000	25,995
		54,075
Industrial Conglomerates - 1.7%
3M Co.	580,000	41,528
General Electric Co.	1,900,000	53,390
		94,918
Machinery - 3.0%
Caterpillar, Inc.	640,000	45,267
Deere & Co.	200,000	14,114
Eaton Corp.	1,000,000	73,180
Illinois Tool Works, Inc.	700,000	34,727
		167,288
Road & Rail - 1.8%
Burlington Northern Santa Fe Corp.	920,000	98,808
Trading Companies & Distributors - 0.3%
Fastenal Co. (d)	300,000	15,579
TOTAL INDUSTRIALS		798,598
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	1,300,000	31,265
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	820,000	$ 38,474
International Business Machines Corp.	660,000	80,342
		118,816
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	780,000	25,888
Tyco Electronics Ltd.	1,160,000	38,176
		64,064
Internet Software & Services - 0.7%
eBay, Inc. (a)	1,600,000	39,888
IT Services - 0.8%
Accenture Ltd. Class A	580,000	23,989
Visa, Inc.	253,200	19,218
		43,207
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	2,000,000	35,840
Intel Corp.	2,900,000	66,323
MEMC Electronic Materials, Inc. (a)	440,000	21,600
		123,763
Software - 1.3%
Microsoft Corp.	1,400,000	38,206
Oracle Corp. (a)	1,500,000	32,895
		71,101
TOTAL INFORMATION TECHNOLOGY		492,104
MATERIALS - 3.0%
Chemicals - 1.9%
Airgas, Inc.	1,300,000	77,012
Sigma Aldrich Corp.	420,000	23,839
		100,851
Containers & Packaging - 0.4%
Aptargroup, Inc.	520,000	21,003
Metals & Mining - 0.7%
Alcoa, Inc.	1,260,000	40,484
TOTAL MATERIALS		162,338
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	4,400,000	$ 140,756
Verizon Communications, Inc.	3,000,000	105,360
		246,116
UTILITIES - 2.6%
Electric Utilities - 2.2%
Entergy Corp.	400,000	41,356
Exelon Corp.	740,000	56,210
FirstEnergy Corp.	360,000	26,150
		123,716
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	300,000	20,013
TOTAL UTILITIES		143,729
TOTAL COMMON STOCKS (Cost $4,767,009)		5,447,790
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.5%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. Series P, 7.25%	22,000	14,300
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	333,300	16,577
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,998)		30,877
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.31% (b)	2,916,870	2,917
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	122,044,500	122,045
TOTAL MONEY MARKET FUNDS (Cost $124,962)		124,962
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $4,938,969)		5,603,629
NET OTHER ASSETS - (2.2)%		(123,070)
NET ASSETS - 100%		$ 5,480,559
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 576
Fidelity Securities Lending Cash Central Fund	936
Total	$ 1,512
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 21,359	$ -	$ -	$ 351	$ 11,674
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,603,629	$ 5,572,752	$ 30,877	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,964,859,000. Net unrealized appreciation aggregated $638,770,000, of which $1,070,532,000 related to appreciated investment securities and $431,762,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805757.104

AEV-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	4,300	$ 176,621
Fiat SpA	13,300	206,537
Renault SA	2,300	193,228
Winnebago Industries, Inc.	17,400	197,490
		773,876
Diversified Consumer Services - 1.4%
H&R Block, Inc.	13,400	342,236
Hillenbrand, Inc.	24,100	573,098
Service Corp. International	64,100	654,461
Stewart Enterprises, Inc. Class A	37,400	350,064
		1,919,859
Hotels, Restaurants & Leisure - 1.0%
DineEquity, Inc.	9,299	184,678
McDonald's Corp.	17,500	1,085,875
Vail Resorts, Inc. (a)	3,400	149,566
		1,420,119
Household Durables - 3.4%
Beazer Homes USA, Inc. (d)	26,500	184,440
Black & Decker Corp.	7,800	493,350
Centex Corp.	30,300	491,466
D.R. Horton, Inc.	41,900	522,074
Ethan Allen Interiors, Inc.	10,500	284,970
KB Home	31,542	656,074
Lennar Corp. Class A	2,500	32,875
Newell Rubbermaid, Inc.	16,500	298,650
Pulte Homes, Inc.	33,000	478,830
Ryland Group, Inc.	23,400	542,412
Stanley Furniture Co., Inc.	1,700	14,025
The Stanley Works	7,690	368,736
Whirlpool Corp.	5,400	439,344
		4,807,246
Leisure Equipment & Products - 0.6%
Brunswick Corp.	24,713	340,792
Eastman Kodak Co.	34,600	560,174
		900,966
Media - 0.9%
E.W. Scripps Co. Class A	5,800	42,166
News Corp.:
Class A	14,400	203,904
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.: - continued
Class B	1,400	$ 20,104
Scripps Networks Interactive, Inc. Class A	17,400	722,796
Viacom, Inc. Class B (non-vtg.) (a)	8,000	235,840
		1,224,810
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	17,000	71,570
Specialty Retail - 1.7%
AutoZone, Inc. (a)	1,300	178,399
Best Buy Co., Inc.	3,500	156,695
MarineMax, Inc. (a)	8,059	63,827
OfficeMax, Inc.	18,600	227,664
Shoe Carnival, Inc. (a)	7,554	123,281
Staples, Inc.	15,649	378,706
The Children's Place Retail Stores, Inc. (a)	18,614	780,857
The Men's Wearhouse, Inc.	7,100	155,490
Williams-Sonoma, Inc.	18,900	334,341
		2,399,260
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	4,900	371,812
VF Corp.	4,200	332,850
		704,662
TOTAL CONSUMER DISCRETIONARY		14,222,368
CONSUMER STAPLES - 4.7%
Beverages - 0.3%
Carlsberg AS:
Series A	500	44,258
Series B	825	73,270
Remy Cointreau SA	4,218	222,877
The Coca-Cola Co.	2,500	130,175
		470,580
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	15,200	556,320
Kroger Co.	14,500	400,490
SUPERVALU, Inc.	8,700	201,753
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	15,500	$ 915,585
Winn-Dixie Stores, Inc. (a)	10,400	146,848
		2,220,996
Food Products - 1.0%
Bunge Ltd.	6,600	589,776
Cermaq ASA	22,800	220,718
Lighthouse Caledonia ASA	2,958	2,945
Marine Harvest ASA (a)	416,000	291,488
Tyson Foods, Inc. Class A	26,900	390,588
		1,495,515
Household Products - 0.2%
Energizer Holdings, Inc. (a)	2,700	229,338
Personal Products - 0.7%
Avon Products, Inc.	21,500	920,845
Shiseido Co. Ltd.	4,000	93,659
		1,014,504
Tobacco - 0.9%
Altria Group, Inc.	16,830	353,935
Philip Morris International, Inc.	16,530	887,661
		1,241,596
TOTAL CONSUMER STAPLES		6,672,529
ENERGY - 10.3%
Energy Equipment & Services - 0.9%
Hercules Offshore, Inc. (a)	5,300	116,971
IHS, Inc. Class A (a)	1,000	64,160
Nabors Industries Ltd. (a)	9,159	326,060
National Oilwell Varco, Inc. (a)	10,025	739,143
		1,246,334
Oil, Gas & Consumable Fuels - 9.4%
Arch Coal, Inc.	2,470	133,973
Boardwalk Pipeline Partners, LP	6,250	153,563
BP PLC sponsored ADR	800	46,104
Cabot Oil & Gas Corp.	4,996	222,022
Canadian Natural Resources Ltd.	2,400	204,846
Chesapeake Energy Corp.	19,600	948,640
Chevron Corp.	34,500	2,978,040
ConocoPhillips	28,400	2,343,284
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.	2,200	$ 148,962
El Paso Corp.	3,200	53,632
El Paso Pipeline Partners LP	2,600	48,022
Energy Transfer Equity LP	2,100	60,585
Exxon Mobil Corp.	54,375	4,350,538
Forest Oil Corp. (a)	4,602	261,946
Foundation Coal Holdings, Inc.	900	53,235
Petrohawk Energy Corp. (a)	7,204	249,330
Plains Exploration & Production Co. (a)	4,500	242,550
Quicksilver Resources, Inc. (a)	5,800	140,302
Range Resources Corp.	4,966	230,522
SandRidge Energy, Inc.	1,500	52,500
Sunoco, Inc.	4,000	177,520
Tesoro Corp.	1,900	35,245
Valero Energy Corp.	5,789	201,226
Western Gas Partners LP	3,500	53,445
		13,390,032
TOTAL ENERGY		14,636,366
FINANCIALS - 25.0%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	23,649	818,492
Charles Schwab Corp.	17,900	429,421
FCStone Group, Inc. (a)	22,625	473,089
Fortress Investment Group LLC (d)	26,200	263,310
Franklin Resources, Inc.	1,600	167,200
Janus Capital Group, Inc.	17,000	458,490
Lehman Brothers Holdings, Inc.	50,673	815,329
Merrill Lynch & Co., Inc.	30,900	876,015
Morgan Stanley	22,100	902,343
State Street Corp.	14,000	947,380
T. Rowe Price Group, Inc.	11,701	694,571
		6,845,640
Commercial Banks - 5.2%
Associated Banc-Corp.	6,400	112,000
Boston Private Financial Holdings, Inc.	35,956	321,447
Fifth Third Bancorp	50,800	801,624
First Merchants Corp.	17,500	337,575
First Midwest Bancorp, Inc., Delaware	13,900	311,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	39,800	$ 291,336
IBERIABANK Corp.	9,243	501,248
KeyCorp	24,700	296,647
SunTrust Banks, Inc.	6,800	284,852
Susquehanna Bancshares, Inc., Pennsylvania	7,300	116,654
UCBH Holdings, Inc.	14,000	81,900
Wachovia Corp.	63,000	1,001,070
Wells Fargo & Co.	74,000	2,239,980
Wilshire Bancorp, Inc.	53,000	719,210
Wintrust Financial Corp.	900	20,925
		7,437,550
Consumer Finance - 0.4%
Capital One Financial Corp.	8,106	357,799
Discover Financial Services	9,500	156,275
		514,074
Diversified Financial Services - 5.2%
Bank of America Corp.	106,180	3,306,445
CIT Group, Inc.	43,600	449,516
JPMorgan Chase & Co.	92,074	3,543,928
KKR Financial Holdings LLC	11,300	105,994
		7,405,883
Insurance - 5.3%
AFLAC, Inc.	11,800	669,060
American Equity Investment Life Holding Co.	1,040	9,558
American International Group, Inc.	47,190	1,014,113
Axis Capital Holdings Ltd.	21,382	714,800
Everest Re Group Ltd.	8,500	698,105
Hartford Financial Services Group, Inc.	6,600	416,328
MetLife, Inc.	10,600	574,520
National Financial Partners Corp.	9,900	199,683
Old Republic International Corp.	29,200	319,156
Platinum Underwriters Holdings Ltd.	29,691	1,073,330
Principal Financial Group, Inc.	9,700	444,163
RenaissanceRe Holdings Ltd.	8,400	425,964
Transatlantic Holdings, Inc.	7,275	437,228
XL Capital Ltd. Class A	29,900	600,990
		7,596,998
Real Estate Investment Trusts - 1.7%
American Campus Communities, Inc.	5,600	169,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	46,200	$ 691,152
CapitalSource, Inc.	32,800	412,624
Chimera Investment Corp.	30,500	193,675
General Growth Properties, Inc.	11,100	287,823
SL Green Realty Corp.	3,800	326,800
Vornado Realty Trust	3,200	318,272
		2,400,138
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	45,600	595,992
Jones Lang LaSalle, Inc.	4,500	224,100
		820,092
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	13,300	290,605
Fannie Mae	23,300	159,372
Freddie Mac	16,100	72,611
Hudson City Bancorp, Inc.	27,179	501,181
MGIC Investment Corp.	14,800	124,468
New York Community Bancorp, Inc.	35,900	591,991
People's United Financial, Inc.	16,100	288,512
Washington Federal, Inc.	29,000	499,670
		2,528,410
TOTAL FINANCIALS		35,548,785
HEALTH CARE - 12.1%
Biotechnology - 0.8%
Amgen, Inc. (a)	4,700	295,395
Biogen Idec, Inc. (a)	5,400	275,022
Cubist Pharmaceuticals, Inc. (a)	9,400	207,082
Genentech, Inc. (a)	2,600	256,750
Theravance, Inc. (a)	5,800	79,054
		1,113,303
Health Care Equipment & Supplies - 3.1%
American Medical Systems Holdings, Inc. (a)	33,269	592,188
Baxter International, Inc.	15,600	1,057,056
Boston Scientific Corp. (a)	15,100	189,656
Covidien Ltd.	34,368	1,858,278
Hill-Rom Holdings, Inc.	9,700	290,418
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	5,100	$ 278,460
Stryker Corp.	2,200	147,818
		4,413,874
Health Care Providers & Services - 2.3%
Amedisys, Inc. (a)(d)	12,200	649,284
Brookdale Senior Living, Inc.	11,952	263,542
Chemed Corp.	6,000	262,440
Community Health Systems, Inc. (a)	1,900	65,569
Emeritus Corp. (a)	7,000	155,540
HealthSouth Corp. (a)	16,200	291,438
Henry Schein, Inc. (a)	5,200	304,096
Patterson Companies, Inc. (a)	9,300	302,622
Pediatrix Medical Group, Inc. (a)	2,900	165,155
PSS World Medical, Inc. (a)	17,700	323,379
Tenet Healthcare Corp. (a)	33,800	203,814
Universal Health Services, Inc. Class B	4,500	278,010
		3,264,889
Health Care Technology - 0.3%
Cerner Corp. (a)	8,700	400,635
Life Sciences Tools & Services - 0.5%
Applied Biosystems, Inc.	11,000	401,390
Covance, Inc. (a)	2,500	235,850
Varian, Inc. (a)	2,775	137,945
		775,185
Pharmaceuticals - 5.1%
Johnson & Johnson	45,000	3,169,350
Pfizer, Inc.	147,000	2,809,170
Sepracor, Inc. (a)	23,789	437,718
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,300	440,262
Wyeth	7,300	315,944
		7,172,444
TOTAL HEALTH CARE		17,140,330
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.1%
General Dynamics Corp.	9,400	867,620
Heico Corp. Class A	12,990	374,112
Honeywell International, Inc.	15,900	797,703
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	6,900	$ 803,436
Stanley, Inc. (a)	5,900	200,954
The Boeing Co.	3,200	209,792
United Technologies Corp.	17,200	1,128,148
		4,381,765
Air Freight & Logistics - 0.5%
FedEx Corp.	3,500	289,870
United Parcel Service, Inc. Class B	6,800	436,016
		725,886
Airlines - 0.4%
AirTran Holdings, Inc. (a)	15,962	38,309
Delta Air Lines, Inc. (a)	13,700	111,381
Northwest Airlines Corp. (a)	16,900	165,282
UAL Corp.	18,200	202,202
US Airways Group, Inc. (a)	9,200	78,108
		595,282
Building Products - 1.0%
Masco Corp.	25,100	478,406
Owens Corning (a)	37,400	904,706
		1,383,112
Commercial Services & Supplies - 1.7%
ACCO Brands Corp. (a)	10,400	88,296
Allied Waste Industries, Inc. (a)	63,942	859,380
Avery Dennison Corp.	3,200	154,368
Consolidated Graphics, Inc. (a)	2,880	111,946
Copart, Inc. (a)	3,600	158,436
Equifax, Inc.	8,000	282,640
GeoEye, Inc. (a)	12,200	301,950
Manpower, Inc.	700	33,642
R.R. Donnelley & Sons Co.	9,700	270,436
The Brink's Co.	2,500	174,450
		2,435,544
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	3,500	112,070
Dycom Industries, Inc. (a)	8,000	128,240
Great Lakes Dredge & Dock Corp.	72,800	545,272
		785,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,300	$ 143,583
Cooper Industries Ltd. Class A	5,100	242,964
		386,547
Machinery - 1.5%
Colfax Corp.	2,400	59,016
Cummins, Inc.	10,100	658,116
Eaton Corp.	3,000	219,540
Ingersoll-Rand Co. Ltd. Class A	10,900	402,537
Navistar International Corp. (a)	2,362	131,091
Pentair, Inc.	16,000	588,000
		2,058,300
Marine - 0.1%
Safe Bulkers, Inc.	8,200	156,128
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	12,000	732,012
Con-way, Inc.	5,437	266,957
J.B. Hunt Transport Services, Inc.	20,500	747,225
Knight Transportation, Inc.	19,000	339,910
Old Dominion Freight Lines, Inc. (a)	3,900	129,753
P.A.M. Transportation Services, Inc. (a)	8,100	119,313
		2,335,170
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc.:
Class A (a)	33,572	442,815
Class B (a)	3,300	42,867
		485,682
TOTAL INDUSTRIALS		15,728,998
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	20,800	500,240
Juniper Networks, Inc. (a)	18,000	462,600
Nokia Corp. sponsored ADR	22,100	556,257
Powerwave Technologies, Inc. (a)	11,300	57,065
		1,576,162
Computers & Peripherals - 1.5%
International Business Machines Corp.	8,700	1,059,051
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	26,200	$ 693,252
SanDisk Corp. (a)	30,200	436,692
		2,188,995
Electronic Equipment & Instruments - 4.7%
Agilent Technologies, Inc. (a)	6,800	236,368
Amphenol Corp. Class A	48,300	2,295,216
Arrow Electronics, Inc. (a)	22,700	753,413
Avnet, Inc. (a)	25,700	754,295
Cogent, Inc. (a)	24,800	272,800
Flextronics International Ltd. (a)	58,000	517,360
Ingram Micro, Inc. Class A (a)	58,650	1,109,072
Mellanox Technologies Ltd. (a)	23,622	286,299
Tyco Electronics Ltd.	13,825	454,981
		6,679,804
Internet Software & Services - 0.7%
eBay, Inc. (a)	16,000	398,880
VeriSign, Inc. (a)	19,772	632,111
		1,030,991
IT Services - 1.9%
Accenture Ltd. Class A	10,100	417,736
CACI International, Inc. Class A (a)	3,000	151,950
Fidelity National Information Services, Inc.	4,100	89,585
Lender Processing Services, Inc.	6,750	224,775
SRA International, Inc. Class A (a)	13,400	314,632
The Western Union Co.	11,700	323,154
Visa, Inc.	15,000	1,138,500
		2,660,332
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	28,500	510,720
ASML Holding NV (NY Shares)	12,200	288,530
Broadcom Corp. Class A (a)	20,700	498,042
Fairchild Semiconductor International, Inc. (a)	27,300	342,342
FormFactor, Inc. (a)	16,400	314,716
Hittite Microwave Corp. (a)	15,400	545,006
Infineon Technologies AG sponsored ADR (a)	18,000	153,180
Intersil Corp. Class A	12,000	281,160
Lam Research Corp. (a)	10,200	374,952
Maxim Integrated Products, Inc.	14,600	300,030
Microchip Technology, Inc.	15,000	480,150
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	95,600	$ 405,344
NEC Electronics Corp. (a)	11,000	278,583
NVIDIA Corp. (a)	38,600	487,904
ON Semiconductor Corp. (a)	89,100	843,777
Skyworks Solutions, Inc. (a)	22,900	222,130
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,393	217,436
Teradyne, Inc. (a)	4,000	37,320
Tower Semicondutor Ltd. (a)	130,300	95,119
Varian Semiconductor Equipment Associates, Inc. (a)	11,300	364,990
Xilinx, Inc.	7,700	200,046
		7,241,477
Software - 0.3%
Oracle Corp. (a)	9,700	212,721
Synchronoss Technologies, Inc. (a)	13,900	175,974
		388,695
TOTAL INFORMATION TECHNOLOGY		21,766,456
MATERIALS - 2.2%
Chemicals - 1.2%
Albemarle Corp.	17,444	693,225
Arkema	5,100	246,514
Celanese Corp. Class A	20,885	805,326
Nalco Holding Co.	219	5,009
Tronox, Inc. Class A	14,100	8,460
		1,758,534
Containers & Packaging - 0.4%
Pactiv Corp. (a)	12,400	333,188
Rock-Tenn Co. Class A	4,700	172,396
		505,584
Metals & Mining - 0.6%
Alcoa, Inc.	3,700	118,881
Barrick Gold Corp.	3,300	114,822
Carpenter Technology Corp.	2,400	93,144
Freeport-McMoRan Copper & Gold, Inc. Class B	2,400	214,368
Goldcorp, Inc.	3,500	119,045
Kinross Gold Corp.	7,000	115,354
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	2,600	$ 117,260
United States Steel Corp.	100	13,307
		906,181
TOTAL MATERIALS		3,170,299
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	98,777	3,159,876
FairPoint Communications, Inc.	858	7,593
Verizon Communications, Inc.	41,300	1,450,456
		4,617,925
UTILITIES - 5.1%
Electric Utilities - 2.4%
Entergy Corp.	4,300	444,577
Exelon Corp.	22,200	1,686,312
PPL Corp.	30,400	1,330,608
		3,461,497
Multi-Utilities - 2.7%
OGE Energy Corp.	10,700	360,590
Public Service Enterprise Group, Inc.	28,500	1,161,945
Sempra Energy	16,500	955,680
Wisconsin Energy Corp.	27,500	1,286,175
		3,764,390
TOTAL UTILITIES		7,225,887
TOTAL COMMON STOCKS (Cost $143,399,549)		140,729,943
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	394	312,738
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,700	90,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $389,297)		402,838
Investment Companies - 0.3%
	Shares	Value
Ares Capital Corp. (Cost $537,457)	33,676	$ 407,143
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 2.31% (b)	527,473	527,473
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	1,035,475	1,035,475
TOTAL MONEY MARKET FUNDS (Cost $1,562,948)		1,562,948
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $145,889,251)		143,102,872
NET OTHER ASSETS - (0.8)%		(1,170,999)
NET ASSETS - 100%		$ 141,931,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,100
Fidelity Securities Lending Cash Central Fund	31,788
Total	$ 79,888
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 143,102,872	$ 142,327,792	$ 775,080	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $150,850,469. Net unrealized depreciation aggregated $7,747,597, of which $10,273,713 related to appreciated investment securities and $18,021,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805762.104

AFIF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Diversified Consumer Services - 1.8%
DeVry, Inc.	35,848	$ 1,849,040
Hotels, Restaurants & Leisure - 2.5%
International Game Technology	124,400	2,665,892
Las Vegas Sands Corp. (a)	10	474
		2,666,366
Media - 2.5%
The Walt Disney Co.	83,200	2,691,520
Specialty Retail - 0.0%
Abercrombie & Fitch Co. Class A	10	525
CarMax, Inc. (a)	10	148
Dick's Sporting Goods, Inc. (a)	10	229
		902
Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp.	10	381
TOTAL CONSUMER DISCRETIONARY		7,208,209
CONSUMER STAPLES - 15.3%
Beverages - 9.2%
InBev SA	90,015	6,260,372
Molson Coors Brewing Co. Class B	74,934	3,570,605
		9,830,977
Food & Staples Retailing - 5.7%
CVS Caremark Corp.	166,100	6,079,260
Whole Foods Market, Inc.	10	183
		6,079,443
Food Products - 0.4%
Cosan SA Industria e Comercio	25,200	397,944
TOTAL CONSUMER STAPLES		16,308,364
ENERGY - 25.4%
Energy Equipment & Services - 12.3%
BJ Services Co.	36,700	985,395
Cameron International Corp. (a)	55,300	2,576,427
Diamond Offshore Drilling, Inc.	9,100	1,000,181
Halliburton Co.	67,000	2,943,980
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	36,000	$ 2,246,760
Weatherford International Ltd. (a)	87,400	3,371,892
		13,124,635
Oil, Gas & Consumable Fuels - 13.1%
Chesapeake Energy Corp.	58,900	2,850,760
CONSOL Energy, Inc.	47,900	3,243,309
Denbury Resources, Inc. (a)	35,700	888,573
EOG Resources, Inc.	11,500	1,200,830
Peabody Energy Corp.	48,100	3,027,895
XTO Energy, Inc.	54,232	2,733,835
		13,945,202
TOTAL ENERGY		27,069,837
FINANCIALS - 1.4%
Diversified Financial Services - 1.4%
BM&F BOVESPA SA	194,500	1,489,178
Citigroup, Inc.	10	190
		1,489,368
Real Estate Management & Development - 0.0%
The St. Joe Co.	10	373
TOTAL FINANCIALS		1,489,741
HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 2.0%
C.R. Bard, Inc.	22,986	2,148,042
Health Care Providers & Services - 3.3%
Express Scripts, Inc. (a)	46,800	3,435,588
Life Sciences Tools & Services - 2.3%
Waters Corp. (a)	35,900	2,450,175
TOTAL HEALTH CARE		8,033,805
INDUSTRIALS - 14.8%
Commercial Services & Supplies - 1.9%
Waste Management, Inc.	58,500	2,058,030
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 4.2%
Alstom SA	27,400	$ 2,799,140
Bharat Heavy Electricals Ltd.	42,602	1,658,487
		4,457,627
Machinery - 5.9%
Flowserve Corp.	47,800	6,315,334
Road & Rail - 2.7%
America Latina Logistica SA unit	73,100	833,699
Burlington Northern Santa Fe Corp.	19,400	2,083,560
		2,917,259
Transportation Infrastructure - 0.1%
LLX Logistica SA	25,000	52,301
TOTAL INDUSTRIALS		15,800,551
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 9.2%
Juniper Networks, Inc. (a)	10	257
QUALCOMM, Inc.	97,614	5,139,377
Research In Motion Ltd. (a)	38,500	4,681,600
		9,821,234
Computers & Peripherals - 0.0%
Apple, Inc. (a)	100	16,953
IT Services - 5.0%
Fiserv, Inc. (a)	61,300	3,179,018
Visa, Inc.	28,200	2,140,380
		5,319,398
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	99,149	962,737
TOTAL INFORMATION TECHNOLOGY		16,120,322
MATERIALS - 7.5%
Metals & Mining - 7.5%
Agnico-Eagle Mines Ltd.	43,900	2,519,615
Freeport-McMoRan Copper & Gold, Inc. Class B	50,600	4,519,592
Newcrest Mining Ltd.	41,503	976,328
		8,015,535
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
American Tower Corp. Class A (a)	71,400	$ 2,950,962
UTILITIES - 2.8%
Electric Utilities - 2.8%
Entergy Corp.	19,000	1,964,410
Exelon Corp.	12,600	957,096
		2,921,506
TOTAL COMMON STOCKS (Cost $102,353,132)		105,918,832
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 2.31% (b) (Cost $294,379)	294,379	294,379
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $102,647,511)		106,213,211
NET OTHER ASSETS - 0.2%		256,955
NET ASSETS - 100%		$ 106,470,166
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,096
Fidelity Securities Lending Cash Central Fund	32,748
Total	$ 102,844
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 106,213,211	$ 106,213,211	$ -	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $102,916,450. Net unrealized appreciation aggregated $3,296,761, of which $10,101,316 related to appreciated investment securities and $6,804,555 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805763.104

AGAI-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.3%
General Motors Corp. (d)	206,600	$ 2,066
Toyota Motor Corp. sponsored ADR	40,900	3,664
		5,730
Hotels, Restaurants & Leisure - 0.7%
Buffalo Wild Wings, Inc. (a)	72,773	2,626
Burger King Holdings, Inc.	103,500	2,569
Darden Restaurants, Inc.	155,500	4,555
Jamba, Inc. (a)(d)	158,650	213
Starbucks Corp. (a)	137,350	2,137
		12,100
Household Durables - 1.6%
D.R. Horton, Inc.	578,400	7,207
Ethan Allen Interiors, Inc.	46,470	1,261
Toll Brothers, Inc. (a)	317,200	7,892
Whirlpool Corp.	132,500	10,780
		27,140
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	40,400	3,265
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	228,000	3,691
Media - 1.8%
Scripps Networks Interactive, Inc. Class A	194,400	8,075
The Walt Disney Co.	126,500	4,092
Time Warner, Inc.	1,076,100	17,616
		29,783
Multiline Retail - 0.2%
Kohl's Corp. (a)	68,700	3,378
Target Corp.	13,900	737
		4,115
Specialty Retail - 2.4%
Best Buy Co., Inc.	84,619	3,788
Dick's Sporting Goods, Inc. (a)	88,400	2,023
Lowe's Companies, Inc.	711,800	17,539
PetSmart, Inc.	174,722	4,712
Staples, Inc.	361,198	8,741
Tiffany & Co., Inc. (d)	51,200	2,262
Williams-Sonoma, Inc.	126,100	2,231
		41,296
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	54,755	$ 4,155
TOTAL CONSUMER DISCRETIONARY		131,275
CONSUMER STAPLES - 9.3%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	64,000	3,050
PepsiCo, Inc.	122,600	8,396
The Coca-Cola Co.	234,300	12,200
		23,646
Food & Staples Retailing - 3.8%
China Nepstar Chain Drugstore Ltd. ADR	139,400	669
CVS Caremark Corp.	427,100	15,632
Sysco Corp.	270,500	8,610
Wal-Mart Stores, Inc.	583,100	34,444
Walgreen Co.	172,800	6,295
		65,650
Food Products - 1.9%
Kraft Foods, Inc. Class A (d)	216,200	6,812
McCormick & Co., Inc. (non-vtg.)	90,500	3,661
Nestle SA sponsored ADR	508,050	22,461
		32,934
Household Products - 1.1%
Colgate-Palmolive Co.	114,300	8,690
Procter & Gamble Co.	143,500	10,012
		18,702
Tobacco - 1.1%
Philip Morris International, Inc.	346,680	18,617
TOTAL CONSUMER STAPLES		159,549
ENERGY - 12.7%
Energy Equipment & Services - 6.9%
BJ Services Co.	88,800	2,384
Cameron International Corp. (a)	734,945	34,241
Diamond Offshore Drilling, Inc.	45,577	5,009
Halliburton Co.	358,500	15,752
Helmerich & Payne, Inc.	98,400	5,621
Nabors Industries Ltd. (a)	152,100	5,415
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	316,400	$ 29,811
Smith International, Inc.	267,000	18,610
		116,843
Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	309,600	14,985
EOG Resources, Inc.	64,100	6,693
Exxon Mobil Corp.	450,100	36,013
Hess Corp.	116,700	12,220
Peabody Energy Corp.	69,400	4,369
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	87,000	3,738
Petroplus Holdings AG	41,139	1,890
Plains Exploration & Production Co. (a)	108,290	5,837
Range Resources Corp.	49,200	2,284
Ultra Petroleum Corp. (a)	59,000	4,021
Valero Energy Corp.	116,900	4,063
Williams Companies, Inc.	112,100	3,463
		99,576
TOTAL ENERGY		216,419
FINANCIALS - 12.4%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	145,359	6,534
Bank of New York Mellon Corp.	344,700	11,930
Charles Schwab Corp.	552,600	13,257
Franklin Resources, Inc.	57,450	6,004
Goldman Sachs Group, Inc.	27,500	4,509
Janus Capital Group, Inc.	293,783	7,923
Lehman Brothers Holdings, Inc.	112,997	1,818
Merrill Lynch & Co., Inc.	8,600	244
Morgan Stanley	120,700	4,928
SEI Investments Co.	89,400	2,112
State Street Corp.	384,683	26,031
T. Rowe Price Group, Inc.	152,690	9,064
		94,354
Commercial Banks - 0.8%
PNC Financial Services Group, Inc.	66,200	4,763
Synovus Financial Corp.	292,900	2,695
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	33,600	$ 1,070
Wells Fargo & Co.	162,100	4,907
		13,435
Consumer Finance - 0.6%
American Express Co.	45,000	1,786
Capital One Financial Corp.	38,700	1,708
Discover Financial Services	73,600	1,211
SLM Corp. (a)	355,900	5,876
		10,581
Diversified Financial Services - 1.8%
Bank of America Corp.	893,635	27,828
CIT Group, Inc.	80,400	829
Citigroup, Inc.	83,300	1,582
		30,239
Insurance - 3.4%
ACE Ltd.	237,100	12,474
American International Group, Inc.	934,871	20,090
Berkshire Hathaway, Inc. Class A (a)	77	8,978
Everest Re Group Ltd.	54,900	4,509
Fidelity National Financial, Inc. Class A	400	6
Hartford Financial Services Group, Inc.	60,800	3,835
MBIA, Inc.	123,800	2,008
Prudential Financial, Inc.	74,000	5,455
		57,355
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	149,904	2,243
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	35,400	244
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	183,500	1,255
Washington Mutual, Inc.	701,700	2,842
		4,097
TOTAL FINANCIALS		212,548
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Amgen, Inc. (a)	212,163	13,334
Biogen Idec, Inc. (a)	116,800	5,949
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	78,326	$ 5,428
Cephalon, Inc. (a)	91,900	7,041
Genentech, Inc. (a)	50,150	4,952
Gilead Sciences, Inc. (a)	76,232	4,016
Myriad Genetics, Inc. (a)	39,600	2,701
PDL BioPharma, Inc.	344,875	4,163
Vertex Pharmaceuticals, Inc. (a)	89,200	2,396
		49,980
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	21,700	3,695
American Medical Systems Holdings, Inc. (a)	250,354	4,456
Baxter International, Inc.	223,200	15,124
Becton, Dickinson & Co.	23,675	2,069
C.R. Bard, Inc.	40,200	3,757
China Medical Technologies, Inc. sponsored ADR	21,600	992
Covidien Ltd.	274,755	14,856
Medtronic, Inc.	284,100	15,512
Mindray Medical International Ltd. sponsored ADR	53,400	2,077
St. Jude Medical, Inc. (a)	69,600	3,190
		65,728
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	76,891	1,695
Henry Schein, Inc. (a)	267,695	15,655
Medco Health Solutions, Inc. (a)	207,300	9,712
Tenet Healthcare Corp. (a)	483,739	2,917
UnitedHealth Group, Inc.	219,800	6,693
Universal Health Services, Inc. Class B	55,900	3,454
		40,126
Pharmaceuticals - 4.0%
Abbott Laboratories	173,100	9,941
Allergan, Inc.	99,600	5,565
Barr Pharmaceuticals, Inc. (a)	27,600	1,864
Bristol-Myers Squibb Co.	334,355	7,135
Johnson & Johnson	185,500	13,065
Merck & Co., Inc.	320,306	11,425
Schering-Plough Corp.	156,551	3,037
Shire PLC sponsored ADR	53,800	2,856
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	53,200	$ 2,518
Wyeth	246,420	10,665
		68,071
TOTAL HEALTH CARE		223,905
INDUSTRIALS - 12.4%
Aerospace & Defense - 4.0%
General Dynamics Corp.	58,500	5,400
Honeywell International, Inc.	245,100	12,297
Lockheed Martin Corp.	116,600	13,577
Precision Castparts Corp.	67,600	6,980
United Technologies Corp.	461,600	30,276
		68,530
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	99,400	5,180
FedEx Corp.	61,500	5,093
		10,273
Airlines - 0.2%
Delta Air Lines, Inc. (a)	108,600	883
UAL Corp.	240,400	2,671
		3,554
Commercial Services & Supplies - 0.2%
Manpower, Inc.	57,250	2,751
Electrical Equipment - 1.8%
Alstom SA	38,000	3,882
Evergreen Solar, Inc. (a)	485,900	4,582
Gamesa Corporacion Tecnologica, SA	100,500	4,772
Q-Cells AG (a)	49,630	5,000
Sunpower Corp. Class A (a)	15,100	1,473
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	116,400	5,565
Vestas Wind Systems AS (a)	43,200	5,880
		31,154
Industrial Conglomerates - 1.7%
General Electric Co.	443,955	12,475
McDermott International, Inc. (a)	297,600	10,336
Siemens AG sponsored ADR	61,960	6,741
		29,552
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.1%
Caterpillar, Inc.	144,900	$ 10,249
Danaher Corp.	154,200	12,578
Eaton Corp.	142,000	10,392
Ingersoll-Rand Co. Ltd. Class A	88,100	3,254
		36,473
Road & Rail - 1.8%
Landstar System, Inc.	120,055	5,885
Norfolk Southern Corp.	84,200	6,191
Union Pacific Corp.	187,400	15,723
YRC Worldwide, Inc. (a)	142,100	2,572
		30,371
TOTAL INDUSTRIALS		212,658
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	1,595,100	38,362
Comverse Technology, Inc. (a)	262,535	3,626
Corning, Inc.	557,500	11,451
Harris Corp.	118,700	6,215
Infinera Corp. (a)	36,700	404
Juniper Networks, Inc. (a)	215,700	5,543
Nokia Corp. sponsored ADR	68,900	1,734
QUALCOMM, Inc.	319,020	16,796
Research In Motion Ltd. (a)	36,700	4,463
		88,594
Computers & Peripherals - 3.3%
Apple, Inc. (a)	178,627	30,283
EMC Corp. (a)	186,200	2,845
Hewlett-Packard Co.	437,408	20,523
SanDisk Corp. (a)	157,773	2,281
		55,932
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	41,400	763
eBay, Inc. (a)	264,450	6,593
Google, Inc. Class A (sub. vtg.) (a)	39,465	18,284
Move, Inc. (a)	676,673	1,827
Yahoo!, Inc. (a)	124,300	2,409
		29,876
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Paychex, Inc.	146,000	$ 4,976
Satyam Computer Services Ltd. sponsored ADR	241,000	5,365
The Western Union Co.	290,200	8,015
Visa, Inc.	84,300	6,398
		24,754
Office Electronics - 0.1%
Canon, Inc.	21,200	951
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	238,300	1,499
Applied Materials, Inc.	1,330,782	23,848
ARM Holdings PLC sponsored ADR	271,000	1,659
Broadcom Corp. Class A (a)	70,500	1,696
FormFactor, Inc. (a)	71,100	1,364
Intel Corp.	72,900	1,667
Intersil Corp. Class A	33,000	773
KLA-Tencor Corp.	103,600	3,839
Lam Research Corp. (a)	206,800	7,602
Samsung Electronics Co. Ltd.	1,070	502
		44,449
Software - 4.9%
Adobe Systems, Inc. (a)	247,300	10,592
CommVault Systems, Inc. (a)	77,400	1,305
Electronic Arts, Inc. (a)	61,200	2,987
Microsoft Corp.	1,692,900	46,198
Oracle Corp. (a)	825,100	18,094
Quest Software, Inc. (a)	300,910	4,450
		83,626
TOTAL INFORMATION TECHNOLOGY		328,182
MATERIALS - 2.6%
Chemicals - 2.0%
Albemarle Corp.	104,100	4,137
Monsanto Co.	128,680	14,702
Praxair, Inc.	131,900	11,850
W.R. Grace & Co. (a)	115,200	3,029
		33,718
Metals & Mining - 0.6%
Alcoa, Inc.	166,400	5,346
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.	146,500	$ 5,097
Timminco Ltd. (a)	52,900	742
		11,185
TOTAL MATERIALS		44,903
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	915,600	29,290
Level 3 Communications, Inc. (a)	1,295,610	4,444
Verizon Communications, Inc.	69,000	2,423
		36,157
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L sponsored ADR	63,700	3,273
American Tower Corp. Class A (a)	249,330	10,305
Sprint Nextel Corp.	237,500	2,071
		15,649
TOTAL TELECOMMUNICATION SERVICES		51,806
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.	266,100	20,213
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	23,800	1,588
TOTAL UTILITIES		21,801
TOTAL COMMON STOCKS (Cost $1,496,468)		1,603,046
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.5%
Capital Markets - 0.0%
Lehman Brothers Holdings, Inc. Series Q, 8.75%	900	562
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	1,200	988
Wachovia Corp. 7.50%	3,700	3,038
		4,026
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	14,900	$ 790
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	44,100	2,193
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	34,300	570
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,733)		8,141
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.61% 10/9/08 (Cost $3,694)	$ 3,700	3,694
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	88,982,240	88,982
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	5,177,850	5,178
TOTAL MONEY MARKET FUNDS (Cost $94,160)		94,160
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,606,055)		1,709,041
NET OTHER ASSETS - 0.1%		1,177
NET ASSETS - 100%		$ 1,710,218
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,002
Fidelity Securities Lending Cash Central Fund	140
Total	$ 2,142
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,709,041	$ 1,695,753	$ 13,288	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,620,655,000. Net unrealized appreciation aggregated $88,386,000, of which $205,404,000 related to appreciated investment securities and $117,018,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805740.104

GO-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.6%
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	17,100	$ 604
Specialty Retail - 0.2%
Gamestop Corp. Class A (a)	85,200	3,738
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. (a)(d)	450,600	8,728
TOTAL CONSUMER DISCRETIONARY		13,070
ENERGY - 33.0%
Energy Equipment & Services - 11.0%
Diamond Offshore Drilling, Inc.	38,300	4,210
Dresser-Rand Group, Inc. (a)	82,000	3,326
FMC Technologies, Inc. (a)	204,670	10,962
Halliburton Co.	962,904	42,310
Helmerich & Payne, Inc.	102,400	5,849
Nabors Industries Ltd. (a)	163,800	5,831
National Oilwell Varco, Inc. (a)	1,033,288	76,184
Patterson-UTI Energy, Inc.	164,700	4,681
Schlumberger Ltd. (NY Shares)	216,000	20,352
Smith International, Inc.	28,700	2,000
Transocean, Inc. (a)	171,150	21,770
Weatherford International Ltd. (a)	1,127,101	43,484
		240,959
Oil, Gas & Consumable Fuels - 22.0%
Anadarko Petroleum Corp.	82,000	5,062
Cabot Oil & Gas Corp.	133,200	5,919
Chesapeake Energy Corp.	2,401,482	116,232
CONSOL Energy, Inc.	192,700	13,048
Denbury Resources, Inc. (a)	81,900	2,038
Goodrich Petroleum Corp. (a)(d)	471,400	23,971
Hess Corp.	145,600	15,246
OGX Petroleo e Gas Participacoes SA	2,000	693
Peabody Energy Corp.	756,799	47,640
Petrohawk Energy Corp. (a)	632,300	21,884
Petroplus Holdings AG	88,616	4,072
Plains Exploration & Production Co. (a)	82,800	4,463
Range Resources Corp.	347,921	16,150
Southwestern Energy Co. (a)	1,374,844	52,753
Sunoco, Inc.	42,200	1,873
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,007,800	$ 68,682
Valero Energy Corp.	2,409,339	83,749
		483,475
TOTAL ENERGY		724,434
FINANCIALS - 6.2%
Capital Markets - 2.0%
Ashmore Group PLC	5,912,800	27,612
EFG International	61,050	1,857
Greenhill & Co., Inc. (d)	109,088	7,211
Lazard Ltd. Class A	194,000	8,224
		44,904
Diversified Financial Services - 4.1%
Apollo Global Management LLC (e)	283,600	3,970
BM&F BOVESPA SA	6,344,558	48,577
JSE Ltd.	613,955	4,187
Oaktree Capital Group LLC (e)	1,150,000	32,488
		89,222
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	245,281	1,614
TOTAL FINANCIALS		135,740
HEALTH CARE - 0.7%
Biotechnology - 0.6%
Celgene Corp. (a)	54,135	3,752
CSL Ltd.	46,871	1,652
Gilead Sciences, Inc. (a)	66,148	3,485
NeurogesX, Inc. (a)	578,500	1,707
Vertex Pharmaceuticals, Inc. (a)	97,200	2,611
		13,207
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	423,700	2,411
TOTAL HEALTH CARE		15,618
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.6%
Construction & Engineering - 2.9%
Fluor Corp.	748,400	$ 59,969
Quanta Services, Inc. (a)	81,559	2,605
		62,574
Electrical Equipment - 3.5%
First Solar, Inc. (a)(d)	155,600	43,047
Nexans SA	12,600	1,594
Prysmian SpA	46,100	1,134
Sunpower Corp. Class A (a)(d)	298,400	29,109
Suzlon Energy Ltd.	418,595	2,081
		76,965
Machinery - 0.2%
Sulzer AG (Reg.)	40,940	5,056
TOTAL INDUSTRIALS		144,595
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 8.7%
QUALCOMM, Inc.	521,100	27,436
Research In Motion Ltd. (a)	1,354,890	164,755
		192,191
Computers & Peripherals - 4.5%
Apple, Inc. (a)	578,058	97,998
Internet Software & Services - 11.5%
Baidu.com, Inc. sponsored ADR (a)	53,300	16,721
Google, Inc. Class A (sub. vtg.) (a)	508,866	235,746
NHN Corp. (a)	2,532	345
		252,812
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	3,080,716	90,327
Satyam Computer Services Ltd. sponsored ADR (d)	686,264	15,276
Visa, Inc.	363,000	27,552
		133,155
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	205,832	1,999
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 6.4%
Nintendo Co. Ltd.	273,000	$ 133,442
Salesforce.com, Inc. (a)	147,600	8,269
		141,711
TOTAL INFORMATION TECHNOLOGY		819,866
MATERIALS - 15.1%
Chemicals - 6.5%
CF Industries Holdings, Inc.	41,100	6,264
Monsanto Co.	913,800	104,402
The Mosaic Co.	286,500	30,581
		141,247
Metals & Mining - 8.6%
ArcelorMittal SA (NY Shares) Class A (d)	416,400	32,737
Barrick Gold Corp.	41,000	1,427
Freeport-McMoRan Copper & Gold, Inc. Class B	1,183,509	105,711
Nucor Corp.	470,200	24,686
Steel Dynamics, Inc.	82,000	2,036
Timminco Ltd. (a)	163,900	2,300
United States Steel Corp.	139,250	18,530
Vedanta Resources PLC	61,300	2,034
		189,461
TOTAL MATERIALS		330,708
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd. (a)	653,976	12,485
TOTAL COMMON STOCKS (Cost $2,107,626)		2,196,516
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $86,131)	86,130,525	$ 86,131
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $2,193,757)		2,282,647
NET OTHER ASSETS - (4.0)%		(88,214)
NET ASSETS - 100%		$ 2,194,433
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,458,000 or 1.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 345
Fidelity Securities Lending Cash Central Fund	2,499
Total	$ 2,844
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,282,647	$ 2,148,860	$ 133,787	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,195,649,000. Net unrealized appreciation aggregated $86,998,000, of which $345,123,000 related to appreciated investment securities and $258,125,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805746.104

LC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.5%
Gentex Corp.	98,900	$ 1,575,477
Johnson Controls, Inc.	136,600	4,223,672
		5,799,149
Distributors - 0.9%
Li & Fung Ltd.	3,620,000	11,155,088
Household Durables - 2.8%
Centex Corp. (f)	889,100	14,421,202
KB Home	588,062	12,231,690
Pulte Homes, Inc.	617,500	8,959,925
		35,612,817
Media - 1.4%
Scripps Networks Interactive, Inc. Class A	78,000	3,240,120
Time Warner, Inc.	621,000	10,165,770
Viacom, Inc. Class B (non-vtg.) (a)	135,800	4,003,384
		17,409,274
Specialty Retail - 3.5%
Dick's Sporting Goods, Inc. (a)	191,000	4,371,990
Home Depot, Inc.	147,200	3,992,064
Lowe's Companies, Inc.	333,500	8,217,440
Staples, Inc. (f)	1,128,575	27,311,515
		43,893,009
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. (a)	140,500	3,349,520
Ports Design Ltd.	98,000	245,860
		3,595,380
TOTAL CONSUMER DISCRETIONARY		117,464,717
CONSUMER STAPLES - 5.3%
Beverages - 1.2%
Diageo PLC sponsored ADR	32,600	2,425,440
InBev SA	50,900	3,539,998
PepsiCo, Inc.	134,500	9,210,560
		15,175,998
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	328,900	12,037,740
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	103,500	$ 3,294,405
Walgreen Co.	65,300	2,378,879
		17,711,024
Food Products - 2.2%
Cosan Ltd. Class A	166,900	1,999,462
Groupe Danone	156,800	10,946,545
Nestle SA (Reg.)	310,562	13,706,242
		26,652,249
Household Products - 0.5%
Energizer Holdings, Inc. (a)	67,700	5,750,438
TOTAL CONSUMER STAPLES		65,289,709
ENERGY - 10.5%
Energy Equipment & Services - 3.0%
BJ Services Co.	185,936	4,992,382
Diamond Offshore Drilling, Inc.	28,300	3,110,453
Halliburton Co.	71,300	3,132,922
Nabors Industries Ltd. (a)	92,365	3,288,194
National Oilwell Varco, Inc. (a)	96,200	7,092,826
Schlumberger Ltd. (NY Shares)	122,100	11,504,262
Transocean, Inc. (a)	28,602	3,638,174
		36,759,213
Oil, Gas & Consumable Fuels - 7.5%
Chesapeake Energy Corp.	60,800	2,942,720
ConocoPhillips	231,200	19,076,312
Denbury Resources, Inc. (a)	202,400	5,037,736
Exxon Mobil Corp.	398,526	31,886,065
Hess Corp.	76,400	7,999,844
Occidental Petroleum Corp.	87,400	6,936,064
Plains Exploration & Production Co. (a)	99,000	5,336,100
Range Resources Corp.	165,800	7,696,436
Ultra Petroleum Corp. (a)	98,200	6,692,330
		93,603,607
TOTAL ENERGY		130,362,820
FINANCIALS - 16.3%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	133,965	4,636,529
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc. (f)	35,900	$ 2,372,990
Julius Baer Holding AG	74,941	4,580,030
KKR Private Equity Investors, LP	291,600	3,569,388
Merrill Lynch & Co., Inc.	88,900	2,520,315
Morgan Stanley	416,774	17,016,882
State Street Corp.	239,063	16,177,393
T. Rowe Price Group, Inc.	32,705	1,941,369
		52,814,896
Commercial Banks - 3.4%
Comerica, Inc.	36,800	1,033,712
Standard Chartered PLC (United Kingdom)	157,931	4,291,299
SunTrust Banks, Inc. (f)	109,100	4,570,199
Wachovia Corp. (f)	1,428,861	22,704,601
Wells Fargo & Co.	332,400	10,061,748
		42,661,559
Consumer Finance - 0.7%
Capital One Financial Corp. (f)	191,100	8,435,154
Diversified Financial Services - 6.0%
Bank of America Corp.	1,290,300	40,179,942
BM&F BOVESPA SA	329,500	2,522,798
CIT Group, Inc.	377,600	3,893,056
Citigroup, Inc.	165,753	3,147,649
CME Group, Inc.	26,600	8,921,108
Deutsche Boerse AG	27,800	2,643,438
JPMorgan Chase & Co.	343,421	13,218,274
		74,526,265
Insurance - 1.1%
AMBAC Financial Group, Inc.	459,600	3,290,736
American International Group, Inc.	477,890	10,269,856
		13,560,592
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	442,500	5,783,475
Jones Lang LaSalle, Inc.	52,900	2,634,420
		8,417,895
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. (f)	482,900	1,849,507
TOTAL FINANCIALS		202,265,868
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.3%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	182,600	$ 5,414,090
Cephalon, Inc. (a)	130,675	10,012,319
Cougar Biotechnology, Inc. (a)	21,900	754,236
CSL Ltd.	251,890	8,877,480
Myriad Genetics, Inc. (a)	61,114	4,167,975
Vertex Pharmaceuticals, Inc. (a)	257,129	6,906,485
		36,132,585
Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	17,500	2,980,075
C.R. Bard, Inc.	31,900	2,981,055
Gen-Probe, Inc. (a)	41,878	2,502,211
Heartware Ltd. (a)	1,486,002	765,484
Inverness Medical Innovations, Inc. (a)	1,241,825	44,109,606
		53,338,431
Health Care Providers & Services - 2.5%
athenahealth, Inc.	63,283	2,040,877
Express Scripts, Inc. (a)	128,400	9,425,844
Humana, Inc. (a)	94,000	4,361,600
UnitedHealth Group, Inc.	171,300	5,216,085
WellPoint, Inc. (a)	189,000	9,977,310
		31,021,716
Life Sciences Tools & Services - 1.2%
Lonza Group AG	8,152	1,153,361
QIAGEN NV (a)	508,000	10,759,440
Waters Corp. (a)	43,158	2,945,534
		14,858,335
Pharmaceuticals - 3.4%
Allergan, Inc.	237,573	13,273,204
Elan Corp. PLC sponsored ADR (a)	188,800	2,528,032
Merck & Co., Inc.	463,772	16,542,747
Schering-Plough Corp.	319,700	6,202,180
Wyeth	88,100	3,812,968
		42,359,131
TOTAL HEALTH CARE		177,710,198
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	721,300	$ 36,187,621
Raytheon Co.	84,800	5,087,152
		41,274,773
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	26,100	1,360,071
United Parcel Service, Inc. Class B	160,500	10,291,260
		11,651,331
Building Products - 0.1%
PGT, Inc. (a)	98,434	502,013
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	140,700	1,891,008
CoStar Group, Inc. (a)	66,112	3,491,375
Interface, Inc. Class A	80,900	1,065,453
		6,447,836
Electrical Equipment - 5.3%
Alstom SA	68,200	6,967,203
Cooper Industries Ltd. Class A	77,100	3,673,044
Emerson Electric Co.	16,100	753,480
Evergreen Solar, Inc. (a)(f)	787,535	7,426,455
Q-Cells AG (a)(f)	113,800	11,463,695
Renewable Energy Corp. AS (a)	164,200	5,101,730
Saft Groupe SA	62,200	2,714,518
SolarWorld AG	176,400	9,219,974
Sunpower Corp. Class A (a)	64,500	6,291,975
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(f)	266,743	12,752,983
		66,365,057
Industrial Conglomerates - 2.9%
General Electric Co.	818,500	22,999,850
Siemens AG sponsored ADR	122,700	13,349,760
		36,349,610
Machinery - 2.4%
Cummins, Inc.	75,200	4,900,032
Danaher Corp.	91,900	7,496,283
Eaton Corp.	56,100	4,105,398
Illinois Tool Works, Inc.	134,000	6,647,740
PACCAR, Inc.	38,900	1,675,034
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
SPX Corp.	26,300	$ 3,136,275
Vallourec SA	6,300	1,763,702
		29,724,464
Road & Rail - 0.2%
Landstar System, Inc.	58,000	2,843,160
Trading Companies & Distributors - 0.3%
Watsco, Inc. (f)	62,200	3,184,018
TOTAL INDUSTRIALS		198,342,262
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	1,453,800	34,963,890
Corning, Inc.	575,850	11,827,959
Juniper Networks, Inc. (a)	369,008	9,483,506
Nokia Corp. sponsored ADR	72,800	1,832,376
QUALCOMM, Inc.	347,500	18,295,875
		76,403,606
Computers & Peripherals - 2.9%
Apple, Inc. (a)	101,500	17,207,295
Hewlett-Packard Co.	300,500	14,099,460
NCR Corp. (a)	197,400	5,223,204
		36,529,959
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	107,200	3,557,968
Avnet, Inc. (a)	63,100	1,851,985
Everlight Electronics Co. Ltd.	379,159	907,194
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,255,000	6,363,492
		12,680,639
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	41,750	19,342,358
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	486,000	14,249,520
Satyam Computer Services Ltd. sponsored ADR	231,300	5,148,738
The Western Union Co.	282,700	7,808,174
Visa, Inc.	26,500	2,011,350
		29,217,782
Semiconductors & Semiconductor Equipment - 4.2%
ARM Holdings PLC sponsored ADR	824,800	5,047,776
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	276,100	$ 6,529,765
Intel Corp.	609,394	13,936,841
KLA-Tencor Corp.	74,500	2,760,970
Lam Research Corp. (a)	200,800	7,381,408
National Semiconductor Corp.	249,600	5,348,928
Taiwan Semiconductor Manufacturing Co. Ltd.	2,152,821	4,018,417
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	440,285	4,275,167
Varian Semiconductor Equipment Associates, Inc. (a)	81,400	2,629,220
		51,928,492
Software - 2.1%
Adobe Systems, Inc. (a)	160,700	6,882,781
Autonomy Corp. PLC (a)	325,397	6,819,540
Microsoft Corp.	340,700	9,297,703
Salesforce.com, Inc. (a)	48,280	2,704,646
		25,704,670
TOTAL INFORMATION TECHNOLOGY		251,807,506
MATERIALS - 2.8%
Chemicals - 1.3%
Albemarle Corp.	223,074	8,864,961
Calgon Carbon Corp. (a)	93,723	1,999,112
Monsanto Co.	13,500	1,542,375
W.R. Grace & Co. (a)	161,500	4,245,835
		16,652,283
Construction Materials - 0.2%
Eagle Materials, Inc.	78,700	2,402,711
Containers & Packaging - 0.3%
Pactiv Corp. (a)	135,600	3,643,572
Metals & Mining - 1.0%
Alcoa, Inc.	57,900	1,860,327
Freeport-McMoRan Copper & Gold, Inc. Class B	37,500	3,349,500
Timminco Ltd. (a)(f)	514,783	7,222,813
		12,432,640
TOTAL MATERIALS		35,131,206
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	282,800	$ 9,046,772
Verizon Communications, Inc.	537,470	18,875,946
		27,922,718
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	90,500	3,740,365
TOTAL TELECOMMUNICATION SERVICES		31,663,083
UTILITIES - 1.9%
Electric Utilities - 1.3%
Entergy Corp.	64,500	6,668,655
Exelon Corp.	104,400	7,930,224
FPL Group, Inc.	30,600	1,837,836
		16,436,715
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	18,253	328,554
Clipper Windpower PLC (a)	77,772	732,044
Constellation Energy Group, Inc.	88,000	5,870,480
		6,931,078
TOTAL UTILITIES		23,367,793
TOTAL COMMON STOCKS (Cost $1,226,506,942)		1,233,405,162
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	10,600	561,800
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (d)(e)	$ 1,480,000	$ 185,000
7.75% 6/1/15 (d)	3,200,000	161,180
		346,180
TOTAL CONVERTIBLE BONDS (Cost $1,033,348)		346,180
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	9,867,268	9,867,268
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	59,631,501	59,631,501
TOTAL MONEY MARKET FUNDS (Cost $69,498,769)		69,498,769
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,297,569,059)		1,303,811,911
NET OTHER ASSETS - (4.8)%		(60,179,001)
NET ASSETS - 100%		$ 1,243,632,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 325,357
Fidelity Securities Lending Cash Central Fund	636,604
Total	$ 961,961
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,303,811,911	$ 1,303,065,111	$ 561,800	$ 185,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(51,209)
Cost of Purchases	-
Proceeds of Sales	(1,013,027)
Amortization/Accretion	(1,364)
Transfer in/out of Level 3	1,250,600
Ending Balance	$ 185,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,308,575,449. Net unrealized depreciation aggregated $4,763,538, of which $116,828,727 related to appreciated investment securities and $121,592,265 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805741.104

MC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.7%
WABCO Holdings, Inc.	2,085,092	$ 91,327
Diversified Consumer Services - 2.2%
DeVry, Inc.	2,376,849	122,598
Hotels, Restaurants & Leisure - 2.7%
International Game Technology	7,044,071	150,954
Household Durables - 0.8%
Harman International Industries, Inc.	1,257,962	42,808
Media - 3.1%
The Walt Disney Co.	5,366,830	173,617
Specialty Retail - 0.6%
Dick's Sporting Goods, Inc. (a)(d)	1,537,900	35,203
TOTAL CONSUMER DISCRETIONARY		616,507
CONSUMER STAPLES - 9.0%
Beverages - 5.5%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	3,473,498	86,351
Molson Coors Brewing Co. Class B	4,635,871	220,899
		307,250
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	4,026,300	147,363
Food Products - 0.9%
Cosan Ltd. Class A	3,022,100	36,205
Cosan SA Industria e Comercio	890,874	14,068
		50,273
TOTAL CONSUMER STAPLES		504,886
ENERGY - 26.0%
Energy Equipment & Services - 13.0%
BJ Services Co.	3,380,328	90,762
Cameron International Corp. (a)	3,169,190	147,653
Diamond Offshore Drilling, Inc.	405,700	44,590
Halliburton Co.	2,854,800	125,440
Oceaneering International, Inc. (a)(d)	2,352,218	146,802
SEACOR Holdings, Inc. (a)	943,677	83,185
Weatherford International Ltd. (a)	2,242,900	86,531
		724,963
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 13.0%
Arch Coal, Inc.	1,116,448	$ 60,556
Chesapeake Energy Corp.	2,314,924	112,042
CONSOL Energy, Inc.	3,333,863	225,736
Denbury Resources, Inc. (a)	2,227,260	55,437
EXCO Resources, Inc. (a)(d)	3,644,700	96,512
Peabody Energy Corp.	2,191,214	137,937
Range Resources Corp.	818,681	38,003
		726,223
TOTAL ENERGY		1,451,186
FINANCIALS - 2.8%
Capital Markets - 1.0%
Ashmore Group PLC	11,771,461	54,972
Diversified Financial Services - 1.8%
BM&F BOVESPA SA	11,053,600	84,631
GHL Acquisition Corp. unit	1,423,020	13,946
		98,577
TOTAL FINANCIALS		153,549
HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	1,333,731	124,637
Health Care Providers & Services - 3.5%
Express Scripts, Inc. (a)	2,661,137	195,354
Life Sciences Tools & Services - 2.3%
Waters Corp. (a)	1,864,991	127,286
TOTAL HEALTH CARE		447,277
INDUSTRIALS - 17.7%
Commercial Services & Supplies - 2.1%
Waste Management, Inc.	3,360,432	118,220
Electrical Equipment - 4.9%
Alstom SA	1,719,002	175,610
Bharat Heavy Electricals Ltd.	2,129,625	82,906
Q-Cells AG (a)	156,700	15,785
		274,301
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 7.9%
Colfax Corp.	1,487,580	$ 36,580
Flowserve Corp.	2,410,650	318,495
Joy Global, Inc.	1,184,000	84,111
		439,186
Road & Rail - 2.8%
America Latina Logistica SA unit	4,367,700	49,813
CSX Corp.	1,584,800	102,505
		152,318
Transportation Infrastructure - 0.0%
LLX Logistica SA	656,100	1,373
TOTAL INDUSTRIALS		985,398
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 7.0%
Harris Corp.	515,201	26,976
QUALCOMM, Inc.	2,743,000	144,419
Research In Motion Ltd. (a)	1,796,200	218,418
		389,813
IT Services - 5.5%
Fiserv, Inc. (a)(d)	3,495,124	181,257
Global Cash Access Holdings, Inc. (a)(e)	4,597,060	27,536
Visa, Inc.	1,253,800	95,163
		303,956
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,856,177	56,863
TOTAL INFORMATION TECHNOLOGY		750,632
MATERIALS - 5.3%
Metals & Mining - 5.3%
Agnico-Eagle Mines Ltd.	1,078,700	61,911
Compania de Minas Buenaventura SA sponsored ADR	827,500	19,198
Freeport-McMoRan Copper & Gold, Inc. Class B	1,506,408	134,552
Newcrest Mining Ltd.	2,107,111	49,568
Silver Wheaton Corp. (a)	2,738,800	31,722
		296,951
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	4,026,635	$ 166,421
UTILITIES - 3.0%
Electric Utilities - 3.0%
Entergy Corp.	1,283,100	132,660
Exelon Corp.	492,200	37,388
		170,048
TOTAL COMMON STOCKS (Cost $5,143,196)		5,542,855
Convertible Preferred Stocks - 0.0%

INDUSTRIALS - 0.0%
Airlines - 0.0%
Skybus Airlines, Inc.:
Series A (a)(f)	2,300,000	23
Series B (a)(f)	1,671,354	17
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,692)		40
Money Market Funds - 0.7%

Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $42,873)	42,872,775	42,873
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,206,761)		5,585,768
NET OTHER ASSETS - (0.1)%		(7,816)
NET ASSETS - 100%		$ 5,577,952
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Skybus Airlines, Inc. Series A	3/20/06	$ 11,500
Skybus Airlines, Inc. Series B	3/13/07	$ 9,192
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 726
Fidelity Securities Lending Cash Central Fund	1,889
Total	$ 2,615
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DeVry, Inc.	$ 354,905	$ 35,438	$ 258,953	$ 747	$ -
Flowserve Corp.	342,873	11,658	137,754	1,843	-
Global Cash Access Holdings, Inc.	25,604	1,180	18,180	-	27,536
Harman International Industries, Inc.	425,936	-	207,755	146	-
Knoll, Inc.	74,278	-	49,086	510	-
Nexans SA	184,404	-	163,459	2,408	-
Prysmian SpA	244,115	-	218,024	2,777	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SiRF Technology Holdings, Inc.	81,061	-	38,282	-	-
Universal Technical Institute, Inc.	49,791	-	35,304	-	-
Weight Watchers International, Inc.	218,394	12,711	191,342	2,028	-
Total	$ 2,001,361	$ 60,987	$ 1,318,139	$ 10,459	$ 27,536
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,585,768	$ 5,585,728	$ -	$ 40
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 32,838
Total Realized Gain (Loss)	(8,793)
Total Unrealized Gain (Loss)	(14,598)
Cost of Purchases	-
Proceeds of Sales	(9,407)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 40

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,226,459,000. Net unrealized appreciation aggregated $359,309,000, of which $759,167,000 related to appreciated investment securities and $399,858,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805747.104

ASCF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.7%
ATC Technology Corp. (a)	1,029,300	$ 24,930
Diversified Consumer Services - 0.5%
Navitas Ltd.	8,697,972	17,773
Hotels, Restaurants & Leisure - 0.8%
Kangwon Land, Inc.	1,608,980	28,236
Internet & Catalog Retail - 0.2%
PetMed Express, Inc. (a)	467,420	6,656
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	720,845	17,185
TOTAL CONSUMER DISCRETIONARY		94,780
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
TreeHouse Foods, Inc. (a)	955,584	26,527
Wm. Wrigley Jr. Co.	464,900	36,950
		63,477
ENERGY - 7.9%
Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc. (a)	1,302,000	52,939
Helix Energy Solutions Group, Inc. (a)	701,100	21,573
Petroleum Geo-Services ASA (a)	830,700	17,960
		92,472
Oil, Gas & Consumable Fuels - 5.3%
Boardwalk Pipeline Partners, LP	2,502,238	61,480
Buckeye Partners LP	687,900	29,793
Forest Oil Corp. (a)	449,635	25,593
Petroleum Development Corp. (a)(f)	929,759	56,520
Sunoco Logistics Partners LP	322,600	15,691
		189,077
TOTAL ENERGY		281,549
FINANCIALS - 8.4%
Capital Markets - 0.5%
HCI Capital AG	745,868	9,771
MPC Muenchmeyer Petersen Capital AG	249,827	9,987
		19,758
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.4%
Gunma Bank Ltd.	2,268,000	$ 12,767
Diversified Financial Services - 0.2%
Interactive Brokers Group, Inc. (a)	222,007	6,061
Insurance - 3.8%
Affirmative Insurance Holdings, Inc. (f)	879,944	5,306
First Mercury Financial Corp. (a)	846,639	12,471
Mercer Insurance Group, Inc. (f)	656,100	10,891
Protective Life Corp.	265,000	9,617
Reinsurance Group of America, Inc. (e)	1,004,900	48,396
SAFECO Corp.	709,100	47,935
		134,616
Real Estate Investment Trusts - 3.5%
Health Care REIT, Inc.	2,376,900	123,290
TOTAL FINANCIALS		296,492
HEALTH CARE - 10.5%
Health Care Equipment & Supplies - 2.3%
COLTENE Holding AG (f)	467,999	31,364
Invacare Corp.	485,754	12,353
Kinetic Concepts, Inc. (a)	712,025	25,035
Medical Action Industries, Inc. (a)(f)	833,255	10,974
		79,726
Health Care Providers & Services - 7.6%
AmSurg Corp. (a)(f)	2,193,667	59,470
CML Healthcare Income Fund (e)	2,745,200	37,483
IPC The Hospitalist Co., Inc.	135	3
Psychiatric Solutions, Inc. (a)	857,300	32,363
RehabCare Group, Inc. (a)(f)	1,612,223	29,568
ResCare, Inc. (a)	1,337,292	25,729
United Drug PLC (Ireland) (f)	14,811,192	85,823
		270,439
Pharmaceuticals - 0.6%
Sciele Pharma, Inc. (e)	579,000	11,157
Sepracor, Inc. (a)	592,430	10,901
		22,058
TOTAL HEALTH CARE		372,223
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 34.9%
Aerospace & Defense - 14.6%
Alliant Techsystems, Inc. (a)	1,369,467	$ 144,109
DRS Technologies, Inc.	1,936,200	154,160
Moog, Inc. Class A (a)	1,340,185	63,525
QinetiQ Group PLC	9,303,105	38,146
Teledyne Technologies, Inc. (a)	534,100	33,290
Triumph Group, Inc.	377,009	20,637
VT Group PLC	5,622,084	63,318
		517,185
Commercial Services & Supplies - 13.6%
Babcock International Group PLC	5,695,572	62,381
CBIZ, Inc. (a)	2,067,118	17,571
ChoicePoint, Inc. (a)	734,100	35,721
FTI Consulting, Inc. (a)(f)	3,286,051	241,199
Multi-Color Corp. (f)	790,357	18,447
Prosegur Comp Securidad SA (Reg.)	1,353,825	54,158
Spice PLC (f)	5,357,814	53,458
		482,935
Construction & Engineering - 3.8%
Chicago Bridge & Iron Co. NV (NY Shares)	1,429,233	45,764
URS Corp. (a)	1,820,700	87,321
		133,085
Industrial Conglomerates - 2.9%
Bidvest Group Ltd.	2,158,657	31,970
DCC PLC (Ireland)	2,927,700	70,864
		102,834
Machinery - 0.0%
Aalberts Industries NV	244	4
TOTAL INDUSTRIALS		1,236,043
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.4%
Harris Corp.	1,056,523	55,320
ViaSat, Inc. (a)	1,193,637	31,309
		86,629
Electronic Equipment & Instruments - 0.5%
Bell Microproducts, Inc. (a)	214,300	471
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Diploma PLC	5,021,920	$ 14,689
Elec & Eltek International Co. Ltd.	1,302,000	2,044
		17,204
IT Services - 12.0%
Affiliated Computer Services, Inc. Class A (a)	2,407,807	128,192
CACI International, Inc. Class A (a)	1,000,000	50,650
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	71,972
Integral Systems, Inc.	228,225	10,268
ManTech International Corp. Class A (a)	800,000	47,112
Metavante Holding Co. (a)	2,460,819	58,174
NCI, Inc. Class A (a)	348,274	9,334
TNS, Inc. (a)(f)	2,073,497	47,483
		423,185
Software - 1.9%
EPIQ Systems, Inc. (a)(f)	3,242,369	36,606
FalconStor Software, Inc. (a)(f)	2,728,817	20,521
Sybase, Inc. (a)	261,096	8,984
		66,111
TOTAL INFORMATION TECHNOLOGY		593,129
MATERIALS - 3.8%
Chemicals - 3.8%
Airgas, Inc.	1,303,900	77,243
Rohm & Haas Co.	752,700	56,490
		133,733
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (a)	1,135,800	17,173
UTILITIES - 1.9%
Gas Utilities - 1.9%
UGI Corp.	2,448,460	67,333
TOTAL COMMON STOCKS (Cost $2,853,730)		3,155,932
Convertible Bonds - 0.0%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	$ 1,281
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	387,677,645	387,678
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	46,150,200	46,150
TOTAL MONEY MARKET FUNDS (Cost $433,828)		433,828
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,288,223)		3,591,041
NET OTHER ASSETS - (1.5)%		(51,815)
NET ASSETS - 100%		$ 3,539,226
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,683
Fidelity Securities Lending Cash Central Fund	407
Total	$ 10,090
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 12,379	$ -	$ 1,904	$ 62	$ 5,306
ATC Technology Corp. (formerly Aftermarket Technology Corp.)	33,817	496	-	-	-
AmSurg Corp.	-	60,263	-	-	59,470
Centene Corp.	-	47,210	41,652	-	-
COLTENE Holding AG (formerly Medisize Holding AG)	16,976	17,431	-	3,779	31,364
EPIQ Systems, Inc.	49,231	7,335	-	-	36,606
FalconStor Software, Inc.	-	22,606	-	-	20,521
First Mercury Financial Corp.	21,225	-	2,665	-	-
FTI Consulting, Inc.	192,153	34,364	42,638	-	241,199
IPC The Hospitalist Co., Inc.	-	19,782	18,798	-	-
Medical Action Industries, Inc.	16,265	368	-	-	10,974
Mercer Insurance Group, Inc.	11,620	-	-	115	10,891
Molina Healthcare, Inc.	-	51,822	45,148	-	-
Multi-Color Corp.	-	18,737	-	107	18,447
Petroleum Development Corp.	34,154	16,926	-	-	56,520
RehabCare Group, Inc.	25,455	11,123	-	-	29,568
Sciele Pharma, Inc.	47,447	33,657	63,177	1	-
Spice PLC	-	57,957	-	443	53,458
TNS, Inc.	-	36,756	-	-	47,483
United Drug PLC (Ireland)	39,129	40,952	-	508	85,823
Total	$ 499,851	$ 477,785	$ 215,982	$ 5,015	$ 707,630
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,591,041	$ 3,548,757	$ 42,284	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,289,237,000. Net unrealized appreciation aggregated $301,804,000, of which $462,960,000 related to appreciated investment securities and $161,156,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805773.104

ATQG-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.1%
Harley-Davidson, Inc.	600	$ 23,868
Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	2,000	49,640
Life Time Fitness, Inc. (a)	200	7,070
McDonald's Corp.	6,200	384,710
		441,420
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	1,300	54,119
Media - 0.0%
The DIRECTV Group, Inc. (a)	100	2,821
Multiline Retail - 0.9%
Nordstrom, Inc.	100	3,110
Target Corp. (d)	3,500	185,570
		188,680
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	1,900	99,655
Ross Stores, Inc.	800	32,168
Staples, Inc.	6,800	164,560
The Men's Wearhouse, Inc.	1,400	30,660
TJX Companies, Inc.	1,600	57,984
		385,027
Textiles, Apparel & Luxury Goods - 3.1%
American Apparel, Inc. (a)	3,200	28,640
Deckers Outdoor Corp. (a)	1,700	193,273
G-III Apparel Group Ltd. (a)	4,100	75,891
Polo Ralph Lauren Corp. Class A	2,800	212,464
Titan Industries Ltd.	774	22,416
VF Corp.	1,100	87,175
		619,859
TOTAL CONSUMER DISCRETIONARY		1,715,794
CONSUMER STAPLES - 8.7%
Beverages - 3.2%
Molson Coors Brewing Co. Class B	7,300	347,845
PepsiCo, Inc.	4,000	273,920
United Spirits Ltd.	503	15,580
		637,345
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	4,600	$ 168,360
Food Products - 1.9%
Nestle SA sponsored ADR	7,950	351,470
Smart Balance, Inc. (a)(d)	4,800	30,720
		382,190
Household Products - 1.4%
Procter & Gamble Co.	4,100	286,057
Personal Products - 1.3%
Avon Products, Inc.	5,800	248,414
Dabur India Ltd.	7,717	16,087
		264,501
TOTAL CONSUMER STAPLES		1,738,453
ENERGY - 11.9%
Energy Equipment & Services - 4.0%
Halliburton Co.	4,700	206,518
National Oilwell Varco, Inc. (a)	3,328	245,373
Schlumberger Ltd. (NY Shares)	3,820	359,920
		811,811
Oil, Gas & Consumable Fuels - 7.9%
Arch Coal, Inc.	800	43,392
Canadian Natural Resources Ltd.	1,100	93,888
Chesapeake Energy Corp.	2,200	106,480
ConocoPhillips	600	49,506
CONSOL Energy, Inc.	1,770	119,847
EOG Resources, Inc.	1,600	167,072
Exxon Mobil Corp.	2,040	163,220
Hess Corp.	1,700	178,007
Nova Biosource Fuels, Inc. (a)	66,100	21,152
Occidental Petroleum Corp.	2,400	190,464
Peabody Energy Corp.	2,400	151,080
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,800	77,346
Quicksilver Resources, Inc. (a)	2,100	50,799
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	1,100	$ 42,207
Ultra Petroleum Corp. (a)	1,800	122,670
		1,577,130
TOTAL ENERGY		2,388,941
FINANCIALS - 4.4%
Capital Markets - 2.8%
Charles Schwab Corp.	7,800	187,122
Goldman Sachs Group, Inc.	600	98,382
Janus Capital Group, Inc.	4,300	115,971
Morgan Stanley	1,100	44,913
State Street Corp.	1,700	115,039
		561,427
Commercial Banks - 0.3%
Wells Fargo & Co.	2,100	63,567
Thrifts & Mortgage Finance - 1.3%
Hudson City Bancorp, Inc.	13,600	250,784
TOTAL FINANCIALS		875,778
HEALTH CARE - 14.9%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. (a)	2,632	118,651
Alkermes, Inc. (a)	1,900	25,403
Alnylam Pharmaceuticals, Inc. (a)	2,000	59,300
Amgen, Inc. (a)	1,000	62,850
BioMarin Pharmaceutical, Inc. (a)	1,300	39,182
Celgene Corp. (a)	1,600	110,880
Cougar Biotechnology, Inc. (a)	1,600	55,104
CSL Ltd.	2,847	100,338
Genentech, Inc. (a)	2,200	217,250
Gilead Sciences, Inc. (a)	4,300	226,524
RXi Pharmaceuticals Corp.	3,054	20,431
		1,035,913
Health Care Equipment & Supplies - 6.0%
Alcon, Inc.	600	102,174
Baxter International, Inc.	3,400	230,384
Covidien Ltd.	7,000	378,490
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	12,575	$ 446,664
Zoll Medical Corp. (a)	1,600	55,632
		1,213,344
Health Care Providers & Services - 0.6%
athenahealth, Inc.	100	3,225
Express Scripts, Inc. (a)	1,700	124,797
		128,022
Health Care Technology - 0.5%
Eclipsys Corp. (a)	4,300	95,933
Life Sciences Tools & Services - 1.6%
Covance, Inc. (a)	600	56,604
Illumina, Inc. (a)	1,800	155,034
QIAGEN NV (a)	5,400	114,372
		326,010
Pharmaceuticals - 1.0%
Allergan, Inc.	2,400	134,088
Javelin Pharmaceuticals, Inc. (a)	3,700	10,323
Wyeth	1,300	56,264
		200,675
TOTAL HEALTH CARE		2,999,897
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,200	110,760
Honeywell International, Inc.	4,100	205,697
Raytheon Co.	2,300	137,977
		454,434
Airlines - 0.2%
Northwest Airlines Corp. (a)	2,900	28,362
UAL Corp.	900	9,999
		38,361
Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	100	4,401
Fuel Tech, Inc. (a)(d)	5,100	93,534
Manpower, Inc.	2,080	99,965
MPS Group, Inc. (a)	2,900	33,408
		231,308
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Fluor Corp.	600	$ 48,078
Larsen & Toubro Ltd.	341	20,161
		68,239
Electrical Equipment - 3.1%
ABB Ltd. sponsored ADR	4,300	105,651
Alstom SA	1,400	143,022
American Superconductor Corp. (a)(d)	7,800	191,646
Bharat Heavy Electricals Ltd.	562	21,879
Evergreen Solar, Inc. (a)	4,800	45,264
First Solar, Inc. (a)	300	82,995
Satcon Technology Corp. (a)(d)	13,500	30,510
		620,967
Machinery - 2.2%
Cummins, Inc.	3,500	228,060
Deere & Co.	2,200	155,254
Sulzer AG (Reg.)	506	62,492
		445,806
Road & Rail - 0.8%
Con-way, Inc.	100	4,910
CSX Corp.	300	19,404
Landstar System, Inc.	900	44,118
Union Pacific Corp.	1,100	92,290
		160,722
TOTAL INDUSTRIALS		2,019,837
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 10.5%
Cisco Systems, Inc. (a)	31,300	752,765
Infinera Corp. (a)	2,500	27,550
Juniper Networks, Inc. (a)	12,720	326,904
QUALCOMM, Inc.	11,200	589,680
Research In Motion Ltd. (a)	3,300	401,280
		2,098,179
Computers & Peripherals - 5.5%
Apple, Inc. (a)	6,500	1,101,943
Internet Software & Services - 6.2%
Equinix, Inc. (a)	4,400	354,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	1,706	$ 790,373
Omniture, Inc. (a)	6,235	111,108
		1,255,681
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	16,400	480,848
Visa, Inc.	2,700	204,930
		685,778
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	17,500	313,600
ASML Holding NV (NY Shares)	4,800	113,520
KLA-Tencor Corp.	2,600	96,356
Skyworks Solutions, Inc. (a)	7,500	72,750
		596,226
Software - 3.3%
Adobe Systems, Inc. (a)	4,500	192,735
GSE Systems, Inc. (a)(d)	8,000	64,400
Nuance Communications, Inc. (a)	2,500	39,500
Salesforce.com, Inc. (a)	1,200	67,224
Sybase, Inc. (a)	8,500	292,485
		656,344
TOTAL INFORMATION TECHNOLOGY		6,394,151
MATERIALS - 7.9%
Chemicals - 7.0%
Calgon Carbon Corp. (a)	5,900	125,847
Monsanto Co.	7,340	838,595
Potash Corp. of Saskatchewan, Inc.	800	138,880
The Mosaic Co.	2,800	298,872
		1,402,194
Metals & Mining - 0.9%
Barrick Gold Corp.	400	13,918
Freeport-McMoRan Copper & Gold, Inc. Class B	700	62,524
Gold Fields Ltd. sponsored ADR	800	7,280
Goldcorp, Inc.	300	10,204
Kinross Gold Corp.	1,200	19,775
Lihir Gold Ltd. (a)	3,628	7,444
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	700	$ 31,570
Yamana Gold, Inc.	2,100	22,801
		175,516
TOTAL MATERIALS		1,577,710
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	200	13,342
Nevada Geothermal Power, Inc. (a)	100	105
		13,447
TOTAL COMMON STOCKS (Cost $19,877,373)		19,724,008
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 2.31% (b)	387,856	387,856
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	554,925	554,925
TOTAL MONEY MARKET FUNDS (Cost $942,781)		942,781
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $20,820,154)		20,666,789
NET OTHER ASSETS - (3.1)%		(617,867)
NET ASSETS - 100%		$ 20,048,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,324
Fidelity Securities Lending Cash Central Fund	26,570
Total	$ 34,894
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,666,789	$ 20,666,789	$ -	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $20,863,761. Net unrealized depreciation aggregated $196,972, of which $1,575,891 related to appreciated investment securities and $1,772,863 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

1.805748.104

SO-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.6%
BorgWarner, Inc.	76,300	$ 3,155
Federal-Mogul Corp. Class A (a)	243,700	3,984
Johnson Controls, Inc.	218,600	6,759
The Goodyear Tire & Rubber Co. (a)(d)	320,100	6,277
		20,175
Automobiles - 0.7%
Fiat SpA	284,900	4,424
Renault SA	58,700	4,932
		9,356
Diversified Consumer Services - 2.1%
H&R Block, Inc.	314,200	8,025
Hillenbrand, Inc.	347,906	8,273
Princeton Review, Inc. (a)(d)	630,770	4,895
Regis Corp.	199,600	5,481
		26,674
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	131,300	3,846
DineEquity, Inc. (d)	205,232	4,076
International Game Technology	118,500	2,539
McCormick & Schmick's Seafood Restaurants (a)	194,500	1,908
Vail Resorts, Inc. (a)(d)	144,000	6,335
		18,704
Household Durables - 3.2%
Black & Decker Corp. (d)	107,100	6,774
Centex Corp.	338,800	5,495
Ethan Allen Interiors, Inc. (d)	143,500	3,895
Pulte Homes, Inc. (d)	647,900	9,401
Stanley Furniture Co., Inc.	149,400	1,233
The Stanley Works	121,100	5,807
Whirlpool Corp.	103,100	8,388
		40,993
Leisure Equipment & Products - 1.0%
Brunswick Corp.	345,400	4,763
Eastman Kodak Co.	486,000	7,868
		12,631
Media - 2.2%
Cinemark Holdings, Inc.	327,699	4,814
Grupo Televisa SA de CV (CPO) sponsored ADR	254,500	5,899
Lamar Advertising Co. Class A (a)(d)	4,000	149
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp. - Capital Series A (a)	303,800	$ 4,937
Scripps Networks Interactive, Inc. Class A	176,900	7,348
Virgin Media, Inc.	264,300	3,013
WPP Group PLC	166,700	1,622
		27,782
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)	1,170,729	4,929
Specialty Retail - 5.5%
Abercrombie & Fitch Co. Class A	84,100	4,411
Advance Auto Parts, Inc.	119,200	5,130
Asbury Automotive Group, Inc.	584,041	7,090
Group 1 Automotive, Inc. (d)	227,928	4,823
Jos. A. Bank Clothiers, Inc. (a)(d)	202,522	5,264
Lithia Motors, Inc. Class A (sub. vtg.) (d)	543,700	2,637
Lowe's Companies, Inc.	150,700	3,713
MarineMax, Inc. (a)(d)	162,800	1,289
OfficeMax, Inc.	436,300	5,340
PetSmart, Inc.	244,600	6,597
Sherwin-Williams Co. (d)	102,600	6,007
Staples, Inc.	323,800	7,836
The Men's Wearhouse, Inc.	167,963	3,678
Tween Brands, Inc. (a)	340,252	3,695
Williams-Sonoma, Inc.	185,000	3,273
Zumiez, Inc. (a)	9,000	130
		70,913
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	65,600	1,564
TOTAL CONSUMER DISCRETIONARY		233,721
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Cott Corp. (a)	872,600	1,660
Food & Staples Retailing - 1.4%
Kroger Co.	191,100	5,278
Safeway, Inc.	4,600	121
Sysco Corp.	195,200	6,213
Winn-Dixie Stores, Inc. (a)	452,379	6,388
		18,000
Food Products - 1.0%
Cermaq ASA	397,100	3,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Global Bio-Chem Technology Group Co. Ltd.	1,804,000	$ 687
Lighthouse Caledonia ASA (d)	634,971	632
Marine Harvest ASA (a)(d)	9,211,000	6,454
Tyson Foods, Inc. Class A	55,700	809
		12,426
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	163,100	2,029
TOTAL CONSUMER STAPLES		34,115
ENERGY - 9.5%
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (a)	46,700	1,899
ENSCO International, Inc.	49,400	3,348
Exterran Holdings, Inc. (a)	113,300	5,179
Halliburton Co.	37,600	1,652
National Oilwell Varco, Inc. (a)	93,400	6,886
Parker Drilling Co. (a)	239,500	2,220
Petroleum Geo-Services ASA (a)	236,000	5,102
Pride International, Inc. (a)	155,700	5,980
Weatherford International Ltd. (a)	116,100	4,479
Willbros Group, Inc. (a)	165,700	6,862
		43,607
Oil, Gas & Consumable Fuels - 6.1%
Boardwalk Pipeline Partners, LP	126,750	3,114
Cabot Oil & Gas Corp.	182,018	8,089
Canadian Natural Resources Ltd.	64,700	5,522
Comstock Resources, Inc. (a)	51,100	3,318
Concho Resources, Inc.	69,100	2,257
Copano Energy LLC	84,413	2,670
Denbury Resources, Inc. (a)	62,000	1,543
Energy Transfer Equity LP	152,000	4,385
Hess Corp.	56,300	5,895
Holly Corp.	8,400	269
Petrohawk Energy Corp. (a)	340,130	11,772
Plains Exploration & Production Co. (a)	28,100	1,515
Quicksilver Gas Services LP	180,588	3,856
Reliance Industries Ltd.	31,485	1,533
St. Mary Land & Exploration Co.	113,400	4,788
Sunoco, Inc.	122,300	5,428
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	128,100	$ 8,730
Valero Energy Corp.	98,000	3,406
		78,090
TOTAL ENERGY		121,697
FINANCIALS - 18.1%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	90,000	3,115
Cohen & Steers, Inc. (d)	4,900	143
EFG International	136,884	4,164
FCStone Group, Inc. (a)	174,243	3,643
Fortress Investment Group LLC (d)	597,584	6,006
Franklin Resources, Inc.	53,300	5,570
Julius Baer Holding AG	73,063	4,465
State Street Corp.	84,500	5,718
		32,824
Commercial Banks - 2.3%
Associated Banc-Corp.	133,800	2,342
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	256,100	4,635
Boston Private Financial Holdings, Inc.	245,500	2,195
Center Financial Corp., California	351,788	4,739
City National Corp.	19,600	970
Fifth Third Bancorp	74,800	1,180
Huntington Bancshares, Inc.	78,500	575
Intervest Bancshares Corp. Class A	54,192	431
PacWest Bancorp	6,300	143
Sumitomo Mitsui Financial Group, Inc.	479	2,900
UCBH Holdings, Inc. (d)	861,955	5,042
Wachovia Corp.	220,600	3,505
Wintrust Financial Corp.	64,528	1,500
		30,157
Consumer Finance - 0.8%
Capital One Financial Corp.	127,000	5,606
Discover Financial Services	258,200	4,247
		9,853
Diversified Financial Services - 1.9%
Bank of America Corp.	127,600	3,973
CIT Group, Inc.	739,800	7,627
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	166,200	$ 6,397
KKR Financial Holdings LLC	691,591	6,487
		24,484
Insurance - 2.7%
ACE Ltd.	78,200	4,114
Argo Group International Holdings, Ltd. (a)	145,787	5,480
Everest Re Group Ltd.	97,700	8,024
Maiden Holdings Ltd. (e)	81,000	528
Principal Financial Group, Inc.	130,800	5,989
The First American Corp.	90,104	2,277
Transatlantic Holdings, Inc.	17,200	1,034
XL Capital Ltd. Class A	337,300	6,780
		34,226
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc.	68,701	7,400
Camden Property Trust (SBI)	42,900	2,094
CapitalSource, Inc. (d)	620,586	7,807
Chimera Investment Corp. (d)	417,827	2,653
Corporate Office Properties Trust (SBI)	196,300	7,675
Developers Diversified Realty Corp.	220,600	7,392
General Growth Properties, Inc.	213,500	5,536
Pennsylvania Real Estate Investment Trust (SBI)	47,200	937
Potlatch Corp.	135,000	6,303
ProLogis Trust	60,800	2,618
Public Storage	71,725	6,335
SL Green Realty Corp.	29,800	2,563
Tanger Factory Outlet Centers, Inc.	102,800	4,124
		63,437
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	665,100	8,693
The St. Joe Co. (d)	174,671	6,510
		15,203
Thrifts & Mortgage Finance - 1.7%
Encore Bancshares, Inc. (a)	21,113	350
Fannie Mae	217,200	1,486
Hudson City Bancorp, Inc.	242,200	4,466
MGIC Investment Corp. (d)	231,400	1,946
New York Community Bancorp, Inc.	132,800	2,190
Washington Federal, Inc.	470,598	8,108
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.	685,714	$ 2,777
Washington Mutual, Inc.	171,400	694
		22,017
TOTAL FINANCIALS		232,201
HEALTH CARE - 7.1%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (a)	38,200	1,151
GTx, Inc. (a)(d)	190,202	3,368
Theravance, Inc. (a)(d)	413,120	5,631
		10,150
Health Care Equipment & Supplies - 0.6%
Covidien Ltd.	113,975	6,163
Orthofix International NV (a)	89,900	2,179
		8,342
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (d)	471,384	10,394
Capital Senior Living Corp. (a)	381,745	3,004
Emeritus Corp. (a)	303,551	6,745
HealthSouth Corp. (a)(d)	319,300	5,744
Universal Health Services, Inc. Class B	103,200	6,376
VCA Antech, Inc. (a)	153,300	4,712
		36,975
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc. (a)	90,500	3,501
Pharmaceuticals - 2.5%
Allergan, Inc.	82,200	4,593
Alpharma, Inc. Class A (a)(d)	332,700	11,877
BioForm Medical, Inc.	455,252	1,812
Elan Corp. PLC sponsored ADR (a)	83,000	1,111
Sepracor, Inc. (a)	255,300	4,698
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,800	1,789
XenoPort, Inc. (a)	129,400	6,319
		32,199
TOTAL HEALTH CARE		91,167
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.6%
Heico Corp. Class A	218,600	$ 6,296
Raytheon Co.	35,000	2,100
		8,396
Building Products - 0.9%
Masco Corp.	266,700	5,083
Owens Corning (a)	267,900	6,481
		11,564
Commercial Services & Supplies - 4.2%
ACCO Brands Corp. (a)	434,493	3,689
Allied Waste Industries, Inc. (a)	579,300	7,786
Avery Dennison Corp. (d)	31,100	1,500
Cenveo, Inc. (a)	345,006	3,578
Consolidated Graphics, Inc. (a)	99,900	3,883
CoStar Group, Inc. (a)	73,612	3,887
EnergySolutions, Inc.	283,300	5,233
Equifax, Inc.	121,300	4,286
GeoEye, Inc. (a)	456,557	11,300
Monster Worldwide, Inc. (a)	77,300	1,510
R.R. Donnelley & Sons Co.	200,200	5,582
Republic Services, Inc.	54,700	1,798
		54,032
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	76,600	2,453
Great Lakes Dredge & Dock Corp.	597,709	4,477
MYR Group, Inc. (a)(e)	238,700	3,795
Outotec Oyj	13,300	607
Shaw Group, Inc. (a)	47,100	2,333
URS Corp. (a)	157,075	7,533
		21,198
Electrical Equipment - 3.9%
Acuity Brands, Inc.	158,000	6,875
Belden, Inc. (d)	180,300	6,624
Cooper Industries Ltd. Class A	168,400	8,023
MYR Group, Inc. (a)	137,000	2,178
Prysmian SpA	236,500	5,816
SolarWorld AG	86,200	4,505
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	116,100	5,551
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Vestas Wind Systems AS (a)	42,300	$ 5,758
Zumtobel AG	263,500	4,256
		49,586
Industrial Conglomerates - 0.5%
Siemens AG (Reg.)	54,900	5,959
Machinery - 3.1%
Accuride Corp. (a)	704,726	1,029
Albany International Corp. Class A	208,500	6,395
Commercial Vehicle Group, Inc. (a)	85,100	871
Cummins, Inc.	117,600	7,663
Eaton Corp.	97,500	7,135
Force Protection, Inc. (a)	663,700	2,642
GEA Group AG	61,100	1,927
Navistar International Corp. (a)	128,300	7,121
Vallourec SA	18,300	5,123
		39,906
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	569,011	6,191
Road & Rail - 0.9%
Con-way, Inc.	95,900	4,709
Old Dominion Freight Lines, Inc. (a)	68,098	2,266
P.A.M. Transportation Services, Inc. (a)	261,674	3,854
YRC Worldwide, Inc. (a)	45,600	825
		11,654
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	133,461	2,173
ERIKS Group NV (Certificaten Van Aandelen) unit	24,894	1,534
Rush Enterprises, Inc.:
Class A (a)	386,654	5,100
Class B (a)	30,000	390
		9,197
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	4,500	140
TOTAL INDUSTRIALS		217,823
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.6%
Comverse Technology, Inc. (a)	146,700	2,026
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	96,100	$ 2,470
Nokia Corp. sponsored ADR	154,500	3,889
		8,385
Computers & Peripherals - 1.5%
NCR Corp. (a)	543,900	14,396
SanDisk Corp. (a)	316,000	4,569
		18,965
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	87,600	3,045
Arrow Electronics, Inc. (a)	198,600	6,592
Avnet, Inc. (a)	235,750	6,919
Bell Microproducts, Inc. (a)	851,896	1,874
Ingram Micro, Inc. Class A (a)	308,000	5,824
Itron, Inc. (a)	90,070	9,329
Motech Industries, Inc. GDR (Reg. S)	54,691	312
Tyco Electronics Ltd.	195,975	6,450
		40,345
Internet Software & Services - 2.4%
DealerTrack Holdings, Inc. (a)	387,145	7,135
Dice Holdings, Inc. (a)	765,690	6,807
Move, Inc. (a)	2,770,019	7,479
SAVVIS, Inc. (a)	100,100	1,590
VeriSign, Inc. (a)	226,300	7,235
		30,246
IT Services - 1.9%
Fiserv, Inc. (a)	106,600	5,528
Sapient Corp. (a)	747,598	6,930
Satyam Computer Services Ltd. sponsored ADR	211,500	4,708
Unisys Corp. (a)	1,612,771	6,596
		23,762
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	293,200	6,638
ARM Holdings PLC sponsored ADR	788,800	4,827
ASML Holding NV (NY Shares)	266,300	6,298
Atmel Corp. (a)	791,400	3,316
Credence Systems Corp. (a)	324,800	367
Globe Specialty Metals, Inc. (Reg. S) (a)(f)	321,745	9,411
Lam Research Corp. (a)	205,800	7,565
Maxim Integrated Products, Inc.	37,300	767
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	1,473,670	$ 13,956
Varian Semiconductor Equipment Associates, Inc. (a)	182,800	5,904
		59,049
Software - 1.7%
CA, Inc.	161,500	3,861
Gameloft (a)	788,424	4,025
McAfee, Inc. (a)	9,600	380
Misys PLC	1,937,979	5,925
Synchronoss Technologies, Inc. (a)	112,600	1,426
THQ, Inc. (a)(d)	340,300	5,213
Voltaire Ltd. (a)	206,400	826
		21,656
TOTAL INFORMATION TECHNOLOGY		202,408
MATERIALS - 6.3%
Chemicals - 3.8%
Albemarle Corp.	192,400	7,646
Arkema sponsored ADR	86,400	4,082
Calgon Carbon Corp. (a)	436,198	9,304
Celanese Corp. Class A	207,779	8,012
FMC Corp.	6,300	463
H.B. Fuller Co.	239,800	6,252
Rockwood Holdings, Inc. (a)	64,600	2,445
Solutia, Inc. (a)	152,493	2,562
Tata Chemicals Ltd.	31,554	238
W.R. Grace & Co. (a)	287,964	7,571
		48,575
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	31,100	3,511
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	50,200	1,841
Temple-Inland, Inc. (d)	329,100	5,499
		7,340
Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd.	84,700	4,861
AK Steel Holding Corp.	88,700	4,667
Century Aluminum Co. (a)	15,800	770
Goldcorp, Inc.	50,800	1,728
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	57,000	$ 2,502
Shore Gold, Inc. (a)	1,381,700	1,939
ZincOx Resources PLC (a)	460,600	638
		17,105
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	195,580	3,708
TOTAL MATERIALS		80,239
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Global Crossing Ltd. (a)	346,854	6,334
Qwest Communications International, Inc.	1,670,300	6,314
		12,648
UTILITIES - 4.0%
Electric Utilities - 1.5%
Allegheny Energy, Inc.	133,927	6,071
Entergy Corp.	42,200	4,363
Exelon Corp.	18,100	1,375
PPL Corp.	152,900	6,692
		18,501
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	336,000	5,127
Clipper Windpower PLC (a)	541,773	5,100
Constellation Energy Group, Inc.	121,989	8,138
NRG Energy, Inc. (a)	228,624	8,605
Reliant Energy, Inc. (a)	303,248	5,164
		32,134
Multi-Utilities - 0.0%
OGE Energy Corp.	3,900	131
TOTAL UTILITIES		50,766
TOTAL COMMON STOCKS (Cost $1,396,250)		1,276,785
Convertible Preferred Stocks - 0.6%
	Shares	Value (000s)
FINANCIALS - 0.6%
Commercial Banks - 0.5%
Fifth Third Bancorp 8.50%	7,600	$ 1,131
Huntington Bancshares, Inc. 8.50%	2,408	1,911
Wachovia Corp. 7.50%	4,400	3,613
		6,655
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	12,400	657
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,785)		7,312
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,814)	141,600	1,712
Money Market Funds - 6.1%

Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $78,617)	78,617,398	78,617
Cash Equivalents - 0.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $9,967)	$ 9,969	9,967
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $1,494,433)		1,374,393
NET OTHER ASSETS - (7.4)%		(95,059)
NET ASSETS - 100%		$ 1,279,334
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,323,000 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,967,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 3,662
Banc of America Securities LLC	1,978
Barclays Capital, Inc.	2,774
Deutsche Bank Securities, Inc.	1,553
$ 9,967
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16
Fidelity Securities Lending Cash Central Fund	1,834
Total	$ 1,850
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,374,393	$ 1,346,321	$ 28,072	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,505,291,000. Net unrealized depreciation aggregated $130,898,000, of which $99,719,000 related to appreciated investment securities and $230,617,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund
Fidelity Value Stategies Fund Class K

(Classes of Fidelity® Advisor
Value Strategies Fund)

August 31, 2008

1.806763.104

SOI-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.6%
BorgWarner, Inc.	76,300	$ 3,155
Federal-Mogul Corp. Class A (a)	243,700	3,984
Johnson Controls, Inc.	218,600	6,759
The Goodyear Tire & Rubber Co. (a)(d)	320,100	6,277
		20,175
Automobiles - 0.7%
Fiat SpA	284,900	4,424
Renault SA	58,700	4,932
		9,356
Diversified Consumer Services - 2.1%
H&R Block, Inc.	314,200	8,025
Hillenbrand, Inc.	347,906	8,273
Princeton Review, Inc. (a)(d)	630,770	4,895
Regis Corp.	199,600	5,481
		26,674
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	131,300	3,846
DineEquity, Inc. (d)	205,232	4,076
International Game Technology	118,500	2,539
McCormick & Schmick's Seafood Restaurants (a)	194,500	1,908
Vail Resorts, Inc. (a)(d)	144,000	6,335
		18,704
Household Durables - 3.2%
Black & Decker Corp. (d)	107,100	6,774
Centex Corp.	338,800	5,495
Ethan Allen Interiors, Inc. (d)	143,500	3,895
Pulte Homes, Inc. (d)	647,900	9,401
Stanley Furniture Co., Inc.	149,400	1,233
The Stanley Works	121,100	5,807
Whirlpool Corp.	103,100	8,388
		40,993
Leisure Equipment & Products - 1.0%
Brunswick Corp.	345,400	4,763
Eastman Kodak Co.	486,000	7,868
		12,631
Media - 2.2%
Cinemark Holdings, Inc.	327,699	4,814
Grupo Televisa SA de CV (CPO) sponsored ADR	254,500	5,899
Lamar Advertising Co. Class A (a)(d)	4,000	149
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp. - Capital Series A (a)	303,800	$ 4,937
Scripps Networks Interactive, Inc. Class A	176,900	7,348
Virgin Media, Inc.	264,300	3,013
WPP Group PLC	166,700	1,622
		27,782
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)	1,170,729	4,929
Specialty Retail - 5.5%
Abercrombie & Fitch Co. Class A	84,100	4,411
Advance Auto Parts, Inc.	119,200	5,130
Asbury Automotive Group, Inc.	584,041	7,090
Group 1 Automotive, Inc. (d)	227,928	4,823
Jos. A. Bank Clothiers, Inc. (a)(d)	202,522	5,264
Lithia Motors, Inc. Class A (sub. vtg.) (d)	543,700	2,637
Lowe's Companies, Inc.	150,700	3,713
MarineMax, Inc. (a)(d)	162,800	1,289
OfficeMax, Inc.	436,300	5,340
PetSmart, Inc.	244,600	6,597
Sherwin-Williams Co. (d)	102,600	6,007
Staples, Inc.	323,800	7,836
The Men's Wearhouse, Inc.	167,963	3,678
Tween Brands, Inc. (a)	340,252	3,695
Williams-Sonoma, Inc.	185,000	3,273
Zumiez, Inc. (a)	9,000	130
		70,913
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	65,600	1,564
TOTAL CONSUMER DISCRETIONARY		233,721
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Cott Corp. (a)	872,600	1,660
Food & Staples Retailing - 1.4%
Kroger Co.	191,100	5,278
Safeway, Inc.	4,600	121
Sysco Corp.	195,200	6,213
Winn-Dixie Stores, Inc. (a)	452,379	6,388
		18,000
Food Products - 1.0%
Cermaq ASA	397,100	3,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Global Bio-Chem Technology Group Co. Ltd.	1,804,000	$ 687
Lighthouse Caledonia ASA (d)	634,971	632
Marine Harvest ASA (a)(d)	9,211,000	6,454
Tyson Foods, Inc. Class A	55,700	809
		12,426
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	163,100	2,029
TOTAL CONSUMER STAPLES		34,115
ENERGY - 9.5%
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (a)	46,700	1,899
ENSCO International, Inc.	49,400	3,348
Exterran Holdings, Inc. (a)	113,300	5,179
Halliburton Co.	37,600	1,652
National Oilwell Varco, Inc. (a)	93,400	6,886
Parker Drilling Co. (a)	239,500	2,220
Petroleum Geo-Services ASA (a)	236,000	5,102
Pride International, Inc. (a)	155,700	5,980
Weatherford International Ltd. (a)	116,100	4,479
Willbros Group, Inc. (a)	165,700	6,862
		43,607
Oil, Gas & Consumable Fuels - 6.1%
Boardwalk Pipeline Partners, LP	126,750	3,114
Cabot Oil & Gas Corp.	182,018	8,089
Canadian Natural Resources Ltd.	64,700	5,522
Comstock Resources, Inc. (a)	51,100	3,318
Concho Resources, Inc.	69,100	2,257
Copano Energy LLC	84,413	2,670
Denbury Resources, Inc. (a)	62,000	1,543
Energy Transfer Equity LP	152,000	4,385
Hess Corp.	56,300	5,895
Holly Corp.	8,400	269
Petrohawk Energy Corp. (a)	340,130	11,772
Plains Exploration & Production Co. (a)	28,100	1,515
Quicksilver Gas Services LP	180,588	3,856
Reliance Industries Ltd.	31,485	1,533
St. Mary Land & Exploration Co.	113,400	4,788
Sunoco, Inc.	122,300	5,428
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	128,100	$ 8,730
Valero Energy Corp.	98,000	3,406
		78,090
TOTAL ENERGY		121,697
FINANCIALS - 18.1%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	90,000	3,115
Cohen & Steers, Inc. (d)	4,900	143
EFG International	136,884	4,164
FCStone Group, Inc. (a)	174,243	3,643
Fortress Investment Group LLC (d)	597,584	6,006
Franklin Resources, Inc.	53,300	5,570
Julius Baer Holding AG	73,063	4,465
State Street Corp.	84,500	5,718
		32,824
Commercial Banks - 2.3%
Associated Banc-Corp.	133,800	2,342
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	256,100	4,635
Boston Private Financial Holdings, Inc.	245,500	2,195
Center Financial Corp., California	351,788	4,739
City National Corp.	19,600	970
Fifth Third Bancorp	74,800	1,180
Huntington Bancshares, Inc.	78,500	575
Intervest Bancshares Corp. Class A	54,192	431
PacWest Bancorp	6,300	143
Sumitomo Mitsui Financial Group, Inc.	479	2,900
UCBH Holdings, Inc. (d)	861,955	5,042
Wachovia Corp.	220,600	3,505
Wintrust Financial Corp.	64,528	1,500
		30,157
Consumer Finance - 0.8%
Capital One Financial Corp.	127,000	5,606
Discover Financial Services	258,200	4,247
		9,853
Diversified Financial Services - 1.9%
Bank of America Corp.	127,600	3,973
CIT Group, Inc.	739,800	7,627
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	166,200	$ 6,397
KKR Financial Holdings LLC	691,591	6,487
		24,484
Insurance - 2.7%
ACE Ltd.	78,200	4,114
Argo Group International Holdings, Ltd. (a)	145,787	5,480
Everest Re Group Ltd.	97,700	8,024
Maiden Holdings Ltd. (e)	81,000	528
Principal Financial Group, Inc.	130,800	5,989
The First American Corp.	90,104	2,277
Transatlantic Holdings, Inc.	17,200	1,034
XL Capital Ltd. Class A	337,300	6,780
		34,226
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc.	68,701	7,400
Camden Property Trust (SBI)	42,900	2,094
CapitalSource, Inc. (d)	620,586	7,807
Chimera Investment Corp. (d)	417,827	2,653
Corporate Office Properties Trust (SBI)	196,300	7,675
Developers Diversified Realty Corp.	220,600	7,392
General Growth Properties, Inc.	213,500	5,536
Pennsylvania Real Estate Investment Trust (SBI)	47,200	937
Potlatch Corp.	135,000	6,303
ProLogis Trust	60,800	2,618
Public Storage	71,725	6,335
SL Green Realty Corp.	29,800	2,563
Tanger Factory Outlet Centers, Inc.	102,800	4,124
		63,437
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	665,100	8,693
The St. Joe Co. (d)	174,671	6,510
		15,203
Thrifts & Mortgage Finance - 1.7%
Encore Bancshares, Inc. (a)	21,113	350
Fannie Mae	217,200	1,486
Hudson City Bancorp, Inc.	242,200	4,466
MGIC Investment Corp. (d)	231,400	1,946
New York Community Bancorp, Inc.	132,800	2,190
Washington Federal, Inc.	470,598	8,108
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.	685,714	$ 2,777
Washington Mutual, Inc.	171,400	694
		22,017
TOTAL FINANCIALS		232,201
HEALTH CARE - 7.1%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (a)	38,200	1,151
GTx, Inc. (a)(d)	190,202	3,368
Theravance, Inc. (a)(d)	413,120	5,631
		10,150
Health Care Equipment & Supplies - 0.6%
Covidien Ltd.	113,975	6,163
Orthofix International NV (a)	89,900	2,179
		8,342
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (d)	471,384	10,394
Capital Senior Living Corp. (a)	381,745	3,004
Emeritus Corp. (a)	303,551	6,745
HealthSouth Corp. (a)(d)	319,300	5,744
Universal Health Services, Inc. Class B	103,200	6,376
VCA Antech, Inc. (a)	153,300	4,712
		36,975
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc. (a)	90,500	3,501
Pharmaceuticals - 2.5%
Allergan, Inc.	82,200	4,593
Alpharma, Inc. Class A (a)(d)	332,700	11,877
BioForm Medical, Inc.	455,252	1,812
Elan Corp. PLC sponsored ADR (a)	83,000	1,111
Sepracor, Inc. (a)	255,300	4,698
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,800	1,789
XenoPort, Inc. (a)	129,400	6,319
		32,199
TOTAL HEALTH CARE		91,167
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.6%
Heico Corp. Class A	218,600	$ 6,296
Raytheon Co.	35,000	2,100
		8,396
Building Products - 0.9%
Masco Corp.	266,700	5,083
Owens Corning (a)	267,900	6,481
		11,564
Commercial Services & Supplies - 4.2%
ACCO Brands Corp. (a)	434,493	3,689
Allied Waste Industries, Inc. (a)	579,300	7,786
Avery Dennison Corp. (d)	31,100	1,500
Cenveo, Inc. (a)	345,006	3,578
Consolidated Graphics, Inc. (a)	99,900	3,883
CoStar Group, Inc. (a)	73,612	3,887
EnergySolutions, Inc.	283,300	5,233
Equifax, Inc.	121,300	4,286
GeoEye, Inc. (a)	456,557	11,300
Monster Worldwide, Inc. (a)	77,300	1,510
R.R. Donnelley & Sons Co.	200,200	5,582
Republic Services, Inc.	54,700	1,798
		54,032
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	76,600	2,453
Great Lakes Dredge & Dock Corp.	597,709	4,477
MYR Group, Inc. (a)(e)	238,700	3,795
Outotec Oyj	13,300	607
Shaw Group, Inc. (a)	47,100	2,333
URS Corp. (a)	157,075	7,533
		21,198
Electrical Equipment - 3.9%
Acuity Brands, Inc.	158,000	6,875
Belden, Inc. (d)	180,300	6,624
Cooper Industries Ltd. Class A	168,400	8,023
MYR Group, Inc. (a)	137,000	2,178
Prysmian SpA	236,500	5,816
SolarWorld AG	86,200	4,505
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	116,100	5,551
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Vestas Wind Systems AS (a)	42,300	$ 5,758
Zumtobel AG	263,500	4,256
		49,586
Industrial Conglomerates - 0.5%
Siemens AG (Reg.)	54,900	5,959
Machinery - 3.1%
Accuride Corp. (a)	704,726	1,029
Albany International Corp. Class A	208,500	6,395
Commercial Vehicle Group, Inc. (a)	85,100	871
Cummins, Inc.	117,600	7,663
Eaton Corp.	97,500	7,135
Force Protection, Inc. (a)	663,700	2,642
GEA Group AG	61,100	1,927
Navistar International Corp. (a)	128,300	7,121
Vallourec SA	18,300	5,123
		39,906
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	569,011	6,191
Road & Rail - 0.9%
Con-way, Inc.	95,900	4,709
Old Dominion Freight Lines, Inc. (a)	68,098	2,266
P.A.M. Transportation Services, Inc. (a)	261,674	3,854
YRC Worldwide, Inc. (a)	45,600	825
		11,654
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	133,461	2,173
ERIKS Group NV (Certificaten Van Aandelen) unit	24,894	1,534
Rush Enterprises, Inc.:
Class A (a)	386,654	5,100
Class B (a)	30,000	390
		9,197
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	4,500	140
TOTAL INDUSTRIALS		217,823
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.6%
Comverse Technology, Inc. (a)	146,700	2,026
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	96,100	$ 2,470
Nokia Corp. sponsored ADR	154,500	3,889
		8,385
Computers & Peripherals - 1.5%
NCR Corp. (a)	543,900	14,396
SanDisk Corp. (a)	316,000	4,569
		18,965
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	87,600	3,045
Arrow Electronics, Inc. (a)	198,600	6,592
Avnet, Inc. (a)	235,750	6,919
Bell Microproducts, Inc. (a)	851,896	1,874
Ingram Micro, Inc. Class A (a)	308,000	5,824
Itron, Inc. (a)	90,070	9,329
Motech Industries, Inc. GDR (Reg. S)	54,691	312
Tyco Electronics Ltd.	195,975	6,450
		40,345
Internet Software & Services - 2.4%
DealerTrack Holdings, Inc. (a)	387,145	7,135
Dice Holdings, Inc. (a)	765,690	6,807
Move, Inc. (a)	2,770,019	7,479
SAVVIS, Inc. (a)	100,100	1,590
VeriSign, Inc. (a)	226,300	7,235
		30,246
IT Services - 1.9%
Fiserv, Inc. (a)	106,600	5,528
Sapient Corp. (a)	747,598	6,930
Satyam Computer Services Ltd. sponsored ADR	211,500	4,708
Unisys Corp. (a)	1,612,771	6,596
		23,762
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	293,200	6,638
ARM Holdings PLC sponsored ADR	788,800	4,827
ASML Holding NV (NY Shares)	266,300	6,298
Atmel Corp. (a)	791,400	3,316
Credence Systems Corp. (a)	324,800	367
Globe Specialty Metals, Inc. (Reg. S) (a)(f)	321,745	9,411
Lam Research Corp. (a)	205,800	7,565
Maxim Integrated Products, Inc.	37,300	767
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	1,473,670	$ 13,956
Varian Semiconductor Equipment Associates, Inc. (a)	182,800	5,904
		59,049
Software - 1.7%
CA, Inc.	161,500	3,861
Gameloft (a)	788,424	4,025
McAfee, Inc. (a)	9,600	380
Misys PLC	1,937,979	5,925
Synchronoss Technologies, Inc. (a)	112,600	1,426
THQ, Inc. (a)(d)	340,300	5,213
Voltaire Ltd. (a)	206,400	826
		21,656
TOTAL INFORMATION TECHNOLOGY		202,408
MATERIALS - 6.3%
Chemicals - 3.8%
Albemarle Corp.	192,400	7,646
Arkema sponsored ADR	86,400	4,082
Calgon Carbon Corp. (a)	436,198	9,304
Celanese Corp. Class A	207,779	8,012
FMC Corp.	6,300	463
H.B. Fuller Co.	239,800	6,252
Rockwood Holdings, Inc. (a)	64,600	2,445
Solutia, Inc. (a)	152,493	2,562
Tata Chemicals Ltd.	31,554	238
W.R. Grace & Co. (a)	287,964	7,571
		48,575
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	31,100	3,511
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	50,200	1,841
Temple-Inland, Inc. (d)	329,100	5,499
		7,340
Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd.	84,700	4,861
AK Steel Holding Corp.	88,700	4,667
Century Aluminum Co. (a)	15,800	770
Goldcorp, Inc.	50,800	1,728
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	57,000	$ 2,502
Shore Gold, Inc. (a)	1,381,700	1,939
ZincOx Resources PLC (a)	460,600	638
		17,105
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	195,580	3,708
TOTAL MATERIALS		80,239
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Global Crossing Ltd. (a)	346,854	6,334
Qwest Communications International, Inc.	1,670,300	6,314
		12,648
UTILITIES - 4.0%
Electric Utilities - 1.5%
Allegheny Energy, Inc.	133,927	6,071
Entergy Corp.	42,200	4,363
Exelon Corp.	18,100	1,375
PPL Corp.	152,900	6,692
		18,501
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	336,000	5,127
Clipper Windpower PLC (a)	541,773	5,100
Constellation Energy Group, Inc.	121,989	8,138
NRG Energy, Inc. (a)	228,624	8,605
Reliant Energy, Inc. (a)	303,248	5,164
		32,134
Multi-Utilities - 0.0%
OGE Energy Corp.	3,900	131
TOTAL UTILITIES		50,766
TOTAL COMMON STOCKS (Cost $1,396,250)		1,276,785
Convertible Preferred Stocks - 0.6%
	Shares	Value (000s)
FINANCIALS - 0.6%
Commercial Banks - 0.5%
Fifth Third Bancorp 8.50%	7,600	$ 1,131
Huntington Bancshares, Inc. 8.50%	2,408	1,911
Wachovia Corp. 7.50%	4,400	3,613
		6,655
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	12,400	657
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,785)		7,312
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,814)	141,600	1,712
Money Market Funds - 6.1%

Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $78,617)	78,617,398	78,617
Cash Equivalents - 0.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $9,967)	$ 9,969	9,967
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $1,494,433)		1,374,393
NET OTHER ASSETS - (7.4)%		(95,059)
NET ASSETS - 100%		$ 1,279,334
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,323,000 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,967,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 3,662
Banc of America Securities LLC	1,978
Barclays Capital, Inc.	2,774
Deutsche Bank Securities, Inc.	1,553
$ 9,967
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16
Fidelity Securities Lending Cash Central Fund	1,834
Total	$ 1,850
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,374,393	$ 1,346,321	$ 28,072	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,505,291,000. Net unrealized depreciation aggregated $130,898,000, of which $99,719,000 related to appreciated investment securities and $230,617,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2008

1.805767.104

REHI-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.6%
Homebuilding/Real Estate - 0.6%
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		$ 1,500,000	$ 1,131,000
SL Green Realty Corp. 3% 3/30/27 (e)		2,000,000	1,603,270
			2,734,270
Nonconvertible Bonds - 3.9%
Diversified Financial Services - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (e)		1,000,000	810,000
Healthcare - 0.4%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,624,700
Homebuilding/Real Estate - 2.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	655,313
8.125% 6/1/12		975,000	907,969
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	420,000
7.625% 6/1/15		500,000	450,000
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	850,000
HMB Capital Trust V 6.37% 12/15/36 (b)(e)(g)		1,000,000	10,000
iStar Financial, Inc. 5.15% 3/1/12		4,000,000	2,920,000
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	938,853
Rouse Co. 5.375% 11/26/13		2,100,000	1,599,593
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)		3,335,000	2,734,700
			11,486,428
Hotels - 0.5%
Times Square Hotel Trust 8.528% 8/1/26 (e)		2,488,022	2,488,022
Restaurants - 0.3%
Landry's Restaurants, Inc. 9.5% 12/15/14		1,250,000	1,237,500
TOTAL NONCONVERTIBLE BONDS			17,646,650
TOTAL CORPORATE BONDS (Cost $24,469,624)			20,380,920
Asset-Backed Securities - 10.6%

Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 4.9719% 10/25/34 (e)(g)		398,266	18,336
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (e)		1,500,000	1,239,844
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (e)		$ 2,445,000	$ 2,127,150
Class G, 9.75% 12/24/37 (e)		3,225,000	2,773,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 2.8319% 3/23/19 (e)(g)		2,539,695	1,997,756
Argent Securities, Inc. Series 2004-W9 Class M7, 5.2719% 6/26/34 (g)		349,117	94,273
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (e)(f)		1,500,000	105,000
Series 1998-A Class F, 7.44% 11/15/14 (b)(e)		825,621	8
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 3.9706% 3/20/50 (e)(g)		750,000	398,550
Class E, 4.5706% 3/20/50 (e)(g)		3,000,000	1,140,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		3,920,000	3,292,800
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class E, 3.6719% 12/25/46 (e)(g)		950,000	361,000
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (e)		344,423	10,333
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,595,000	1,355,750
Class B2, 4.0213% 12/28/35 (e)(g)		1,665,000	1,398,600
Class D, 9% 12/28/35 (e)		5,170,000	3,604,431
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		4,300,000	3,655,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (e)		1,330,000	974,046
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (e)		2,200,000	1,349,058
Series 2004-1A Class H1, 6.485% 1/28/40 (e)(g)		2,150,000	810,402
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 6.1744% 11/28/39 (e)(g)		1,000,000	277,725
Class F, 7.6744% 11/28/39 (e)(g)		1,050,000	335,929
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (e)		4,103,403	3,405,825
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 4.9719% 6/25/35 (g)(i)		1,070,000	171,534
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.1219% 9/25/46 (e)(g)		1,580,000	584,600
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 4.0219% 8/26/30 (e)(g)		550,000	284,020
Class E, 4.4719% 8/26/30 (e)(g)		1,055,000	491,314
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		$ 990,000	$ 99
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (e)		1,000,000	736,573
Lenox Ltd. Series 2007-1 0% 3/4/45 (e)(g)		1,865,000	584,761
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		906,885	9,069
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,298,700
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.4844% 8/28/38 (e)(g)		3,635,000	3,053,400
Class C1B, 7.696% 8/28/38 (e)		893,000	634,746
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 4.9719% 2/25/35 (e)(g)		957,412	54,004
Series 2005-WHQ1 Class M10, 4.9719% 3/25/35 (e)(g)		1,665,000	96,570
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		3,024,638	2,773,208
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		592,856	319,957
Resource Real Estate Funding CDO Series 2007-1A Class J, 5.4219% 9/1/46 (e)(g)		1,190,000	440,300
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.9719% 3/25/36 (e)(g)		242,957	3,039
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 5.4444% 2/5/36 (e)(g)		2,054,556	20,546
Class E, 7.2944% 2/5/36 (e)(g)		548,366	5,484
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		1,925,000	1,732,500
Class IV, 6.84% 5/22/37 (e)		2,787,000	2,316,094
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		700,000	560,000
Wachovia Ltd./Wachovia LLC Series 2006-1A Class A2A, 3.0244% 9/25/26 (e)(g)		2,320,000	1,484,800
TOTAL ASSET-BACKED SECURITIES (Cost $70,511,200)			48,380,634
Collateralized Mortgage Obligations - 8.2%

Private Sponsor - 7.8%
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (e)(g)		640,302	154,345
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2005-R3: - continued
Class B4, 5.5% 9/25/35 (e)(g)		$ 487,065	$ 82,595
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (e)(g)		772,003	287,497
Class B4, 6.61% 7/25/32 (e)(g)		1,508,867	414,844
Series 2002-R2 Class 2B4, 6.119% 7/25/33 (e)(g)		128,397	25,867
Series 2002-R3:
Class B3, 5.75% 8/25/43 (e)		723,049	251,308
Class B4, 5.75% 8/25/43 (e)		411,356	99,832
Class B5, 5.75% 8/25/43 (e)		178,354	3,567
Series 2003-40:
Class B3, 4.5% 10/25/18 (e)		184,509	100,363
Class B4, 4.5% 10/25/18 (e)		73,804	33,757
Class B5, 4.5% 10/25/18 (e)		250,851	77,666
Series 2003-50:
Class B4, 5% 11/25/18 (e)		223,215	98,590
Class B5, 5% 11/25/18 (e)		223,215	55,272
Series 2003-R1:
Class 2B4, 6.1108% 2/25/43 (e)(g)		100,541	19,168
Class 2B5, 6.1108% 2/25/43 (e)(g)		350,221	26,782
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		707,943	193,209
Series 2003-R3 Class B3, 5.5% 11/25/33 (e)		676,351	143,565
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(g)		965,230	121,390
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7565% 9/25/19 (e)(g)		158,145	79,073
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		266,971	93,440
Class 4B4, 7% 10/25/17		80,269	16,054
Class 4B5, 7% 10/25/17 (e)		139,422	5,228
Series 2004-5:
Class CB5, 5.0644% 8/25/19 (e)(g)		153,343	15,334
Class CB6, 5.0644% 8/25/19 (e)(g)		101,722	5,086
Series 2005-10 Class CB5, 5.1945% 11/25/20 (e)(g)		271,609	13,580
Series 2005-2 Class CB4, 5.2188% 3/25/35 (e)(g)		680,695	68,070
Diversified REIT Trust:
Series 1999-1A:
Class F, 6.78% 3/18/11 (e)(g)		1,936,600	1,933,046
Class G, 6.78% 3/18/11 (e)(g)		2,425,400	2,414,667
Class H, 6.78% 3/18/11 (e)(g)		1,390,000	1,387,963
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Diversified REIT Trust: - continued
Series 2000-1A:
Class F, 6.971% 3/8/10 (e)		$ 1,170,000	$ 1,115,127
Class G, 6.971% 3/8/10 (e)		1,335,000	1,267,836
Class H, 6.971% 3/8/10 (e)		1,835,000	1,709,413
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		3,347,392	1,243,185
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (e)		221,163	152,866
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		1,910,000	1,878,734
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9669% 6/15/22 (e)(g)		5,997,768	5,338,014
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (e)		506,866	376,509
Class B2, 7% 2/19/30 (e)		434,456	143,867
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 14.4131% 7/10/35 (e)(g)		1,467,744	1,487,279
Series 2005-A Class B6, 4.4631% 3/10/37 (e)(g)		757,540	393,063
Series 2006-B Class B6, 4.1669% 7/15/38 (e)(g)		1,147,539	385,098
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (e)		144,836	79,298
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 13.9631% 12/10/35 (e)(g)		454,285	378,636
Series 2004-A:
Class B7, 6.7131% 2/10/36 (e)(g)		464,307	312,065
Class B9, 11.4631% 2/10/36 (e)(g)		755,892	552,864
Series 2004-B:
Class B8, 7.2131% 2/10/36 (e)(g)		386,642	222,818
Class B9, 10.7131% 2/10/36 (e)(g)		656,176	432,282
Series 2004-C:
Class B7, 5.9631% 9/10/36 (e)(g)		1,975,345	1,263,681
Class B8, 6.7131% 9/10/36 (e)(g)		1,758,998	1,024,822
Class B9, 9.4631% 9/10/36 (g)		658,448	411,170
Series 2005-A:
Class B10, 10.9631% 3/10/37 (e)(g)		473,462	223,970
Class B7, 5.4631% 3/10/37 (e)(g)		1,420,387	748,033
Class B9, 8.2131% 3/10/37 (e)(g)		1,649,543	829,153
Series 2005-B:
Class B7, 5.5631% 6/10/37 (e)(g)		1,685,863	845,368
Class B8, 6.3638% 6/10/37 (e)(g)		580,686	267,456
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-B:
Class B9, 8.2131% 6/10/37 (e)(g)		$ 561,954	$ 256,458
Series 2005-C:
Class B7, 5.5631% 9/10/37 (e)(g)		1,760,654	797,177
Class B8, 6.2131% 9/10/37 (e)(g)		1,017,161	382,309
Class B9, 8.1631% 9/10/37 (e)(g)		1,664,967	595,030
Series 2005-D:
Class B7, 6.7169% 12/15/37 (e)(g)		1,607,199	568,924
Class B8, 8.2169% 12/15/37 (e)(g)		1,323,576	464,751
Series 2006-A:
Class B7, 5.9669% 3/15/38 (e)(g)		1,038,774	344,662
Class B8, 6.3169% 3/15/38 (e)(g)		666,748	174,813
Class B9, 7.9669% 3/15/38 (e)(g)		415,510	111,717
Series 2006-B Class B7, 6.3169% 7/15/38 (e)(g)		1,186,438	420,120
Series 2007-A Class B10, 7.2169% 2/15/39 (e)(g)		1,584,282	201,934
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 7.2944% 12/5/36 (e)(g)		3,244,455	32,445
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (e)		350,158	274,303
TOTAL PRIVATE SPONSOR			35,928,408
U.S. Government Agency - 0.4%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (i)		683,091	270,611
Class B4, 7% 9/25/41 (i)		374,092	125,318
Class B5, 7% 9/25/41 (i)		391,840	21,551
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 5.8718% 2/25/42 (e)(g)		143,047	73,197
Class 3B5, 5.8718% 2/25/42 (e)(g)		129,472	9,500
Class B4, 6% 2/25/42 (e)		872,938	205,799
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 5.9366% 1/25/42 (e)(g)		119,216	34,143
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (i)		2,227,395	596,104
Class B4, 5.75% 12/25/42 (i)		1,362,901	261,298
Class B5, 5.75% 12/25/42 (i)		548,811	12,348
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 6.1144% 6/25/43 (g)(i)		$ 365,761	$ 125,454
Class 2B5, 6.1144% 6/25/43 (g)(i)		346,925	26,553
TOTAL U.S. GOVERNMENT AGENCY			1,761,876
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,787,262)			37,690,284
Commercial Mortgage Securities - 64.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7715% 2/14/29 (e)(g)		1,895,000	1,791,352
Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	3,684,297
Series 1997-MD7 Class A4, 7.895% 1/13/30 (g)		1,018,285	1,034,637
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2005% 2/10/18 (e)(g)		1,970,000	1,366,023
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (e)		1,230,153	1,371,191
Class BWG, 8.155% 10/11/37 (e)		981,736	1,120,209
Class BWK, 10.676% 10/11/37 (e)		666,894	834,314
Class BWL, 10.1596% 10/11/37 (e)		1,439,212	1,768,091
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(g)		1,650,000	470,324
Class L, 4.637% 7/10/42 (e)(g)		1,690,000	465,874
Series 2005-4 Class H, 5.1546% 7/10/45 (e)(g)		525,000	245,095
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.4669% 3/15/22 (e)(g)		2,310,000	1,871,100
Bear Stearns Commercial Mortgage Securities Trust:
Series 1998-C1 Class F, 6% 6/16/30 (e)		600,000	484,239
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		915,000	789,625
Class H, 5.64% 2/14/31 (e)		1,475,030	949,329
Class I, 5.64% 2/14/31 (e)		3,200,000	800,000
Series 2007-BBA8:
Class K, 3.6669% 3/15/22 (e)(g)		1,595,000	1,196,250
Class L, 4.3669% 3/15/22 (e)(g)		3,703,000	2,406,950
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (e)		4,696,000	4,520,094
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.8407% 8/1/24 (e)(g)		$ 136,955	$ 95,868
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 2.7325% 10/25/22 (e)(g)		80,267	22,441
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (e)		2,500,000	2,382,750
Class H, 6.34% 5/18/30 (e)		2,000,000	1,592,600
Series 1998-2 Class J, 6.39% 11/18/30 (e)		3,352,764	1,173,468
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		4,000,000	3,343,532
COMM pass-thru certificates Series 2001-J2A Class F, 7.0311% 7/16/34 (e)(g)		1,520,000	1,217,679
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		5,380,000	4,188,241
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,986,198
Class H, 6% 11/17/32		4,372,000	3,515,525
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (e)(g)		3,190,000	2,250,529
Series 1998-C1:
Class F, 6% 5/17/40 (e)		12,000,000	10,306,344
Class H, 6% 5/17/40 (e)		3,600,000	720,000
Series 1998-C2:
Class F, 6.75% 11/11/30 (e)		4,000,000	3,527,368
Class G, 6.75% 11/11/30 (e)		1,065,000	825,758
Series 2001-CK6 Class NW, 6.08% 8/15/36 (i)		2,011,601	1,546,420
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		400,000	368,228
Series 2002-CKP1 Class KZ, 0% 12/15/35 (e)(g)		6,026,000	5,042,774
Series 2003-C3 Class J, 4.231% 5/15/38 (e)		2,400,000	1,572,336
Series 2004-TF2A Class AX, 0% 11/15/19 (e)(g)(h)		3,186,451	319
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 4.3669% 2/15/22 (e)(g)		2,385,000	1,550,250
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 3.9439% 5/15/23 (e)(g)		2,824,000	2,230,960
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		6,109,020	5,757,645
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		3,600,000	3,699,347
Class J, 6.22% 6/15/31		6,665,000	4,496,594
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (e)		$ 5,785,000	$ 5,471,211
Series 1998-CG1 Class B4, 7.2174% 6/10/31 (e)(g)		1,690,000	1,801,289
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1595% 3/13/28 (g)		2,105,000	2,101,974
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9571% 4/29/39 (e)(g)		1,347,390	1,347,390
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (e)		3,700,000	3,434,811
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (e)		920,000	855,956
GE Capital Commercial Mortgage Corp.:
Series 2002-1A Class H, 7.3918% 12/10/35 (e)(g)		1,015,000	977,328
Series 2005-C3 Class J, 5.1128% 7/10/45 (e)(g)		2,277,000	999,978
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		5,000,000	4,633,050
Class E, 5.587% 12/15/14 (e)		1,350,000	1,308,479
Class F, 6.376% 12/15/14 (e)		2,220,000	2,112,241
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (e)		1,045,000	958,558
Class E, 6.495% 2/15/36 (e)		620,000	562,024
Class F, 7.036% 2/15/36		1,576,000	1,416,099
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		3,253,480	1,854,484
Series 1997-C2:
Class E, 7.624% 4/15/29 (g)		136,580	136,580
Class F, 6.75% 4/15/29 (g)		7,131,000	6,774,450
Class G, 6.75% 4/15/29 (g)		4,000,000	3,680,000
Class H, 6.75% 4/15/29 (g)		6,995,714	1,399,143
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		7,100,000	6,037,207
Series 1999-C2I Class K, 6.481% 9/15/33 (i)		7,875,000	4,331,250
Series 1999-C3:
Class J, 6.974% 8/15/36 (e)		2,788,000	2,640,004
Class K, 6.974% 8/15/36 (e)		5,260,000	3,154,944
Series 2000-C1:
Class G, 7% 3/15/33 (e)		2,150,000	2,111,351
Class H, 7% 3/15/33 (e)		1,093,000	1,059,145
Class K, 7% 3/15/33 (e)		2,473,000	2,234,643
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (e)(g)		3,210,000	2,088,423
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3:
Class J, 4.685% 8/10/42 (e)(g)		$ 900,000	$ 300,236
Class K, 4.685% 8/10/42 (e)(g)		1,700,000	544,066
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.7995% 7/13/30 (e)(g)		3,736,000	2,821,645
Series 1998-GLII Class G, 7.751% 4/13/31 (e)(g)		2,083,000	1,770,758
Series 2004-GG2:
Class J, 5.067% 8/1/38 (e)(g)		420,000	216,258
Class K, 5.067% 8/1/38 (e)(g)		720,000	333,000
Series 2006-RR2:
Class M, 5.6903% 6/1/46 (e)(g)		727,000	145,400
Class N, 5.6903% 6/1/46 (e)(g)		160,000	28,800
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (e)(g)		2,003,000	1,587,998
Class X, 1.6209% 10/15/32 (e)(g)(h)		24,124,145	366,687
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		1,540,000	1,446,724
Series 2002-CIB4:
Class E, 6.7139% 5/12/34 (e)(g)		1,500,000	1,467,393
Class F, 7.1059% 5/12/34 (e)(g)		1,400,000	1,328,320
Series 2003-CB7 Class L, 5.173% 1/12/38 (e)(g)		4,096,000	1,211,495
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (g)		1,140,000	902,196
Series 2005-PRKS Class A, 9.75% 1/15/15 (e)(g)		2,284,230	2,215,703
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	4,546,800
Series 1999-C7:
Class F, 6% 10/15/35 (e)		1,425,000	1,415,923
Class G, 6% 10/15/35 (e)		13,273,000	11,225,119
Class H, 6% 10/15/35 (e)		1,991,000	1,220,762
Class NR, 6% 10/15/35 (e)		6,086,925	1,826,077
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,075,000	949,687
Class H, 6% 7/15/31 (e)		2,045,000	1,392,686
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (e)		2,483,000	454,701
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		1,510,000	1,403,301
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (e)(g)		348,825	313,942
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		$ 4,957,000	$ 3,566,973
Class P, 5.868% 11/15/33		1,320,000	746,102
Series 2002-C1:
Class J, 6.95% 3/15/34 (e)(g)		1,319,000	1,089,750
Class K, 6.428% 3/15/34 (e)		3,751,000	2,510,983
Series 2002-C2 Class M, 5.683% 7/15/35 (e)		950,000	916,003
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (e)(g)		1,393,000	585,060
Class M, 5.45% 5/28/40 (e)(g)		1,533,000	613,200
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	409,675
Class G, 4.384% 7/12/15	CAD	275,000	198,879
Class H, 4.384% 7/12/15	CAD	184,000	119,611
Class J, 4.384% 7/12/15	CAD	275,000	170,786
Class K, 4.384% 7/12/15	CAD	275,000	161,940
Class L, 4.384% 7/12/15	CAD	184,000	102,802
Class M, 4.384% 7/12/15	CAD	772,000	245,411
Series 2005-CA17:
Class F, 4.525% 11/12/37 (g)	CAD	812,000	574,687
Class G, 4.525% 11/12/37 (g)	CAD	846,000	584,564
Class H, 4.525% 11/12/37 (g)	CAD	235,000	152,122
Class J, 4.525% 11/12/37 (g)	CAD	248,000	144,503
Class K, 4.525% 11/12/37 (g)	CAD	261,000	143,166
Class L, 4.525% 11/12/37 (g)	CAD	248,000	127,430
Class M, 4.525% 11/12/37 (g)	CAD	2,057,000	575,713
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (g)		7,281,750	7,234,505
Series 1998-C3 Class E, 6.8541% 12/15/30 (g)		1,335,000	1,355,061
Series 1999-C1 Class G, 6.71% 11/15/31 (e)		2,604,000	911,400
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (e)		1,975,000	1,301,129
Class J, 5.695% 7/12/34 (e)		700,000	429,949
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (e)(g)		1,869,000	712,690
Class K, 5.091% 8/12/39 (e)(g)		1,482,000	538,781
Series 2006-KEY2 Class L, 5.091% 8/12/39 (e)		1,370,000	478,753
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (e)		645,000	552,753
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2004-C1:
Class G, 12.349% 10/15/13 (e)		$ 465,000	$ 365,072
Class IO, 7.7965% 1/15/18 (g)(h)		952,371	221,668
Series 2004-C2:
Class D, 7.347% 10/15/40 (e)		1,074,000	900,048
Class E, 8.309% 10/15/40 (e)		441,000	355,435
Class F, 10.223% 10/15/40 (e)		772,000	642,580
Class G, 12.933% 10/15/40 (e)		497,000	376,144
Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		1,039,000	844,459
Class E, 8.757% 5/20/44 (e)		738,000	564,933
Class F, 10.813% 5/20/44 (e)		479,000	375,297
Class G, 10% 5/20/44 (e)		673,000	433,872
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		2,823,027	2,641,625
Series 1997-RR Class G1, 7.5896% 4/30/39 (e)(g)		2,875,229	1,248,424
Series 1998-CF1 Class F, 7.35% 7/15/32 (e)		2,020,000	2,112,135
Series 1998-HF2 Class G, 6.01% 11/15/30 (e)		3,985,745	3,965,786
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (e)		2,106,170	1,158,394
Class N, 6.54% 3/15/32 (e)		293,573	35,229
Series 2005-HQ7:
Class E, 5.208% 11/14/42 (g)		1,175,000	836,506
Class F, 5.208% 11/14/42 (g)		2,380,000	1,649,364
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (e)		773,000	679,951
Series 2003-TOP9 Class E, 5.7122% 11/13/36 (e)(g)		575,000	460,572
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		762,292	757,260
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		6,500,000	6,606,116
Class G, 5% 8/20/30 (e)		1,315,000	1,165,282
Class J, 5% 8/20/30 (e)		2,000,000	1,318,443
Series 1999-1 Class H, 6% 1/20/31 (e)		1,340,000	1,329,372
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		7,453,000	6,590,113
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (e)		2,841,732	2,886,508
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.856% 2/15/13 (e)(g)		3,765,000	3,880,459
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	1,170,000	$ 903,708
Class G, 4.456% 9/12/38 (e)	CAD	585,000	444,323
Class H, 4.456% 9/12/38 (e)	CAD	390,000	286,473
Class J, 4.456% 9/12/38 (e)	CAD	390,000	242,917
Class K, 4.456% 9/12/38 (e)	CAD	195,000	109,778
Class L, 4.456% 9/12/38 (e)	CAD	281,000	147,688
Class M, 4.456% 9/12/38 (e)	CAD	1,413,000	395,951
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,164,793
Class G, 4.57% 4/12/23	CAD	505,000	374,298
Class H, 4.57% 4/12/23	CAD	505,000	344,757
Class J, 4.57% 4/12/23	CAD	505,000	308,088
Class K, 4.57% 4/12/23	CAD	253,000	144,943
Class L, 4.57% 4/12/23	CAD	757,000	407,666
Class M, 4.57% 4/12/23	CAD	2,222,418	652,170
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.15% 1/15/19 (b)(e)(g)		384,889	2,887
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 6.9794% 5/18/32 (e)(g)		2,500,000	2,074,071
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	1,109,478
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (e)(g)		2,150,000	2,023,395
Class F6, 6.5% 2/18/34 (e)(g)		475,000	438,693
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,105,000	1,005,233
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (e)		2,630,000	2,597,943
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 3.0419% 9/15/09 (e)(g)		2,500,000	2,125,000
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 5.8479% 10/15/41 (e)(g)		1,236,628	507,228
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (e)(g)		4,815,000	1,685,250
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1893% 10/18/31 (e)(g)		5,163,000	4,925,453
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $329,646,674)			295,577,469
Nonconvertible Preferred Stocks - 4.4%
	Shares	Value
Banks and Thrifts - 0.1%
MFH Financial Trust I 9.50% (e)	16,845	$ 539,040
Homebuilding/Real Estate - 3.9%
Annaly Capital Management, Inc. Series A, 7.875%	80,655	1,671,978
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	408,375
Series T, 8.00%	103,000	2,286,600
Series U, 7.75%	16,000	357,600
Cedar Shopping Centers, Inc. 8.875%	34,311	808,024
CenterPoint Properties Trust Series D, 5.377%	2,775	1,803,750
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,268,400
Hersha Hospitality Trust Series A, 8.00%	27,036	507,195
Lexington Realty Trust 7.55%	20,000	332,400
Mid-America Apartment Communities, Inc. Series H, 8.30%	73,600	1,770,816
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	902,000
Public Storage Series M, 6.625%	81,000	1,682,370
Strategic Hotel & Resorts, Inc.:
Series B, 8.25%	88,000	1,408,000
Series C, 8.25%	22,820	365,120
Taubman Centers, Inc. Series G, 8.00%	22,500	497,700
Weingarten Realty Investors (SBI) Series F, 6.50%	50,000	1,020,000
		18,090,328
Hotels - 0.4%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	620,000
Innkeepers USA Trust Series C, 8.00%	35,000	325,500
Red Lion Hotels Capital Trust 9.50%	29,250	687,668
		1,633,168
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,264,937)		20,262,536
Floating Rate Loans - 1.2%
	Principal Amount (c)
Homebuilding/Real Estate - 0.7%
General Growth Properties, Inc. Tranche A1, term loan 3.62% 2/24/10 (g)	$ 1,000,000	877,500
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (g)	1,532,513	988,471
MDS Realty Holdings LLC:
Tranche M1, term loan 4.7113% 1/1/09 (g)	147,734	142,858
Floating Rate Loans - continued
	Principal Amount (c)	Value
Homebuilding/Real Estate - continued
MDS Realty Holdings LLC: - continued
Tranche M3, term loan 5.9613% 1/1/09 (g)	$ 161,166	$ 153,108
Tishman Speyer Properties term loan 4.22% 12/27/12 (g)	1,451,000	1,189,820
		3,351,757
Super Retail - 0.5%
Toys 'R' US, Inc. term loan 5.4638% 12/9/08 (g)	2,520,000	2,343,600
TOTAL FLOATING RATE LOANS (Cost $6,782,840)		5,695,357
Interfund Loans - 4.4%

Fidelity Advisor Mid Cap Fund Institutional Class, at 2.25% due 9/2/08 (d) (Cost $20,216,000)	20,216,000	20,216,000
Preferred Securities - 0.8%

Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,100,000	1,031
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	2,140,000	214
Ipswich Street CDO Series 2006-1, 6/27/46 (e)	2,515,000	0
Kent Funding III Ltd. 11/5/47 (a)(e)	1,100,000	11,000
		12,245
Homebuilding/Real Estate - 0.8%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	3,000,000	1,559,505
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	2,730,000	1,692,685
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (e)	1,100,000	543,730
		3,795,920
TOTAL PREFERRED SECURITIES (Cost $13,478,737)		3,808,165
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,141,000)	$ 4,141,925	$ 4,141,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $559,298,274)		456,152,365
NET OTHER ASSETS - 0.6%		2,559,572
NET ASSETS - 100%		$ 458,711,937
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Loan is with an affiliated fund.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $317,237,304 or 69.2% of net assets.

(f) Partial interest payment received on the last interest payment date.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,488,441 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,028,431
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 591,941
Class B4, 7% 9/25/41	11/2/01	$ 173,953
Class B5, 7% 9/25/41	11/2/01	$ 84,246
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,678,551
Class B4, 5.75% 12/25/42	3/25/03	$ 725,745
Class B5, 5.75% 12/25/42	3/25/03	$ 87,810
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 6.1144% 6/25/43	9/29/03	$ 148,533
Class 2B5, 6.1144% 6/25/43	9/29/03	$ 47,353
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 4.9719% 6/25/35	6/3/05	$ 943,960
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,141,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 659,224
Banc of America Securities LLC	844,029
Deutsche Bank Securities, Inc.	1,793,717
ING Financial Markets LLC	422,015
J.P. Morgan Securities, Inc.	422,015
$ 4,141,000
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 456,152,365	$ 38,135,746	$ 336,808,522	$ 81,208,097
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 121,504,393
Total Realized Gain (Loss)	98,070
Total Unrealized Gain (Loss)	(34,209,572)
Cost of Purchases	8,444,373
Proceeds of Sales	(7,433,567)
Amortization/Accretion	(1,558,775)
Transfer in/out of Level 3	(5,636,825)
Ending Balance	$ 81,208,097

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $559,281,150. Net unrealized depreciation aggregated $103,128,785, of which $10,484,745 related to appreciated investment securities and $113,613,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. A significant portion of the Fund's securities, including subprime mortgage securities, are valued at period end by a single source or dealer. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008